UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders

Fidelity®
Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Treasury
Daily Money Class	.57%
Actual		$ 1,000.00	$ 1,000.10	$ 2.83**
HypotheticalA		$ 1,000.00	$ 1,021.97	$ 2.86**
Capital Reserves Class	.58%
Actual		$ 1,000.00	$ 1,000.10	$ 2.88**
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91**
Advisor B Class	.58%
Actual		$ 1,000.00	$ 1,000.10	$ 2.88**
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91**
Advisor C Class	.58%
Actual		$ 1,000.00	$ 1,000.10	$ 2.88**
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91**
Prime
Daily Money Class	.74%
Actual		$ 1,000.00	$ 1,005.30	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Capital Reserves Class	.99%
Actual		$ 1,000.00	$ 1,004.00	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Tax-Exempt
Daily Money Class	.69%
Actual		$ 1,000.00	$ 1,000.50	$ 3.42**
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46**
Capital Reserves Class	.76%
Actual		$ 1,000.00	$ 1,000.20	$ 3.77**
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81**
Fidelity Tax-Free Money Market Fund	.49%
Actual		$ 1,000.00	$ 1,001.50	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Semiannual Report

** If changes to voluntary expense limitations, effective December 23, 2008, had been in effect during the entire period for Treasury Fund and if certain fees were not voluntarily waived by FMR or its affiliates during the period on the Treasury Fund and Tax-Exempt Fund, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury
Daily Money Class	.77%
Actual		$ 3.82
HypotheticalA		$ 3.86
Capital Reserves Class	1.02%
Actual		$ 5.05
HypotheticalA		$ 5.11
Advisor B Class	1.53%
Actual		$ 7.57
HypotheticalA		$ 7.65
Advisor C Class	1.53%
Actual		$ 7.57
HypotheticalA		$ 7.65
Tax-Exempt
Daily Money Class	.74%
Actual		$ 3.67
HypotheticalA		$ 3.71
Capital Reserves Class	.99%
Actual		$ 4.91
HypotheticalA		$ 4.96

A 5% return per year before expenses

Semiannual Report

Treasury Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 4/30/09	% of fund's investments 10/31/08	% of fund's investments 4/30/08
0 - 30	66.1	65.6	89.4
31 - 90	9.1	17.8	3.9
91 - 180	17.7	7.1	6.7
181 - 397	7.1	9.5	0.0
Weighted Average Maturity
	4/30/09	10/31/08	4/30/08
Treasury Fund	46 Days	51 Days	12 Days
All Taxable Money Market Funds*	49 Days	42 Days	46 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
U.S. Treasury Obligations 39.0%	U.S. Treasury Obligations 34.2%
Repurchase Agreements 60.6%	Repurchase Agreements 64.7%
Net Other Assets 0.4%	Net Other Assets 1.1%

*Source: iMoneyNet, Inc.

Semiannual Report

Treasury Fund

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 39.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 33.9%
5/7/09 to 3/11/10	0.35 to 2.37%	$ 1,991,012	$ 1,986,090
U.S. Treasury Notes - 5.1%
7/31/09 to 11/30/09	0.34 to 1.58	292,000	296,243
TOTAL U.S. TREASURY OBLIGATIONS			2,282,333
Repurchase Agreements - 60.6%
	Maturity Amount (000s)
In a joint trading account at:
0.15% dated 4/30/09 due 5/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 47,695	47,695
0.16% dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) #	3,395,241	3,395,226
With ING Financial Markets LLC at 0.2%, dated 4/20/09 due 5/20/09 (Collateralized by U.S. Treasury Obligations valued at $106,091,585, 6.38% - 6.75%, 8/15/26 - 8/15/27)	104,017	104,000
TOTAL REPURCHASE AGREEMENTS		3,546,921
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $5,829,254)		5,829,254
NET OTHER ASSETS - 0.4%		23,302
NET ASSETS - 100%		$ 5,852,556
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$47,695,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 24,682
Banc of America Securities LLC	4,355
Barclays Capital, Inc.	13,129
Deutsche Bank Securities, Inc.	5,529
$ 47,695
$3,395,226,000 due 5/01/09 at 0.16%
BNP Paribas Securities Corp.	$ 590,397
Barclays Capital, Inc.	393,598
Citigroup Global Markets, Inc.	787,197
ING Financial Markets LLC	491,998
J.P. Morgan Securities, Inc.	787,197
Societe Generale, New York Branch	344,839
$ 3,395,226
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,829,254	$ -	$ 5,829,254	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,546,921) - See accompanying schedule: Unaffiliated issuers (cost $5,829,254)		$ 5,829,254
Receivable for fund shares sold		86,975
Interest receivable		3,151
Prepaid expenses		49
Other affiliated receivables		1,825
Total assets		5,921,254

Liabilities
Payable for fund shares redeemed	$ 64,423
Distributions payable	2
Accrued management fee	1,266
Distribution fees payable	1,926
Other affiliated payables	1,058
Other payables and accrued expenses	23
Total liabilities		68,698

Net Assets		$ 5,852,556
Net Assets consist of:
Paid in capital		$ 5,851,869
Distributions in excess of net investment income		(47)
Accumulated undistributed net realized gain (loss) on investments		734
Net Assets		$ 5,852,556

Daily Money Class: Net Asset Value, offering price and redemption price per share ($3,453,569 ÷ 3,453,428 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($2,092,043 ÷ 2,091,350 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($96,160 ÷ 96,164 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($210,784 ÷ 210,777 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Interest		$ 20,183

Expenses
Management fee	$ 8,527
Transfer agent fees	6,841
Distribution fees	13,002
Accounting fees and expenses	286
Custodian fees and expenses	18
Independent trustees' compensation	15
Registration fees	485
Audit	31
Legal	12
Miscellaneous	1,330
Total expenses before reductions	30,547
Expense reductions	(11,089)	19,458
Net investment income		725
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		236
Net increase in net assets resulting from operations		$ 961

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 725	$ 71,090
Net realized gain (loss)	236	432
Net increase in net assets resulting from operations	961	71,522
Distributions to shareholders from net investment income	(772)	(71,045)
Share transactions - net increase (decrease)	(1,696,901)	3,686,974
Total increase (decrease) in net assets	(1,696,712)	3,687,451

Net Assets
Beginning of period	7,549,268	3,861,817
End of period (including distributions in excess of net investment income of $47 and $0, respectively)	$ 5,852,556	$ 7,549,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-E	.018	.045	.041	.021	.005
Distributions from net investment income	-E	(.018)	(.045)	(.041)	(.021)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	1.82%	4.55%	4.16%	2.16%	.51%
Ratios to Average Net AssetsD
Expenses before reductions	.77%A	.73%	.73%	.75%	.74%	.75%
Expenses net of fee waivers, if any	.57%A	.65%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.57%A	.65%	.70%	.70%	.70%	.70%
Net investment income	.02%A	1.64%	4.44%	4.13%	2.14%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 3,454	$ 4,129	$ 1,833	$ 1,325	$ 982	$ 1,010

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-E	.016	.042	.038	.019	.003
Distributions from net investment income	-E	(.016)	(.042)	(.038)	(.019)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.01%	1.56%	4.29%	3.90%	1.91%	.26%
Ratios to Average Net AssetsD
Expenses before reductions	1.02%A	.98%	.97%	1.00%	.99%	.99%
Expenses net of fee waivers, if any	.58%A	.87%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.58%A	.87%	.95%	.95%	.95%	.95%
Net investment income	.02%A	1.42%	4.19%	3.88%	1.89%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 2,092	$ 3,063	$ 1,848	$ 1,114	$ 764	$ 674

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-F	.011	.037	.033	.014	.001
Distributions from net investment income	-F	(.011)	(.037)	(.033)	(.014)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	.01%	1.13%	3.77%	3.38%	1.40%	.12%
Ratios to Average Net AssetsE
Expenses before reductions	1.53%A	1.49%	1.48%	1.50%	1.49%	1.49%
Expenses net of fee waivers, if any	.58%A	1.29%	1.45%	1.45%	1.45%	1.07%
Expenses net of all reductions	.58%A	1.29%	1.45%	1.45%	1.45%	1.07%
Net investment income	.02%A	.99%	3.69%	3.38%	1.39%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 96	$ 96	$ 57	$ 83	$ 112	$ 161

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-F	.011	.037	.033	.014	.001
Distributions from net investment income	-F	(.011)	(.037)	(.033)	(.014)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C, D	.01%	1.13%	3.78%	3.38%	1.40%	.12%
Ratios to Average Net AssetsE
Expenses before reductions	1.53%A	1.48%	1.47%	1.50%	1.49%	1.50%
Expenses net of fee waivers, if any	.58%A	1.28%	1.45%	1.45%	1.45%	1.10%
Expenses net of all reductions	.58%A	1.28%	1.45%	1.45%	1.45%	1.10%
Net investment income	.02%A	1.01%	3.69%	3.38%	1.39%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 211	$ 261	$ 124	$ 110	$ 105	$ 117

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 4/30/09	% of fund's investments 10/31/08	% of fund's investments 4/30/08
0 - 30	39.3	58.6	49.0
31 - 90	41.8	26.5	40.3
91 - 180	13.9	12.4	7.6
181 - 397	5.0	2.5	3.1
Weighted Average Maturity
	4/30/09	10/31/08	4/30/08
Prime Fund	59 Days	43 Days	50 Days
All Taxable Money Market Funds AverageB	49 Days	42 Days	46 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2009 *	As of October 31, 2008 **
Corporate Bonds 0.1%	Corporate Bonds 0.0%
Commercial Paper 12.4%	Commercial Paper 21.9%
Bank CDs, BAs, TDs, and Notes 56.8%	Bank CDs, BAs, TDs, and Notes 55.8%
Government SecuritiesA 19.7%	Government Securities 12.6%
Repurchase Agreements 11.5%	Repurchase Agreements 8.2%
Net Other Assets† (0.5)%	Net Other Assets 1.5%

* Foreign investments	52.3%	** Foreign investments	45.5%

† Net Other Assets are not included in the pie chart.

A Includes FDIC Guaranteed Corporate Securities.

BSource: iMoneyNet, Inc.

Semiannual Report

Prime Fund

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
5/7/09	0.75% (d)	$ 33,000	$ 33,000
Certificates of Deposit - 45.8%

Domestic Certificates Of Deposit - 1.1%
State Street Bank & Trust Co., Boston
5/22/09 to 6/18/09	1.00 to 1.25	293,000	293,000
London Branch, Eurodollar, Foreign Banks - 16.2%
Commonwealth Bank of Australia
6/23/09 to 6/29/09	0.49 to 0.50	403,000	403,000
Credit Agricole SA
5/6/09 to 10/22/09	1.10 to 1.20	740,000	740,000
Credit Industriel et Commercial
5/19/09 to 7/16/09	1.18 to 1.50	460,000	460,000
Danske Bank AS
6/24/09 to 6/29/09	0.60 to 0.61	323,000	323,005
HSBC Bank PLC
6/3/09 to 10/30/09	1.00 to 1.05	360,000	360,000
ING Bank NV
5/13/09 to 7/31/09	1.00 to 1.15	604,000	604,000
Landesbank Hessen-Thuringen
6/3/09 to 7/23/09	1.15 to 1.50	124,000	124,000
National Australia Bank Ltd.
5/11/09 to 11/5/09	1.00 to 1.05	381,000	381,000
UniCredit SpA
5/5/09 to 6/5/09	0.90 to 1.50	675,000	675,000
			4,070,005
New York Branch, Yankee Dollar, Foreign Banks - 28.5%
Banco Bilbao Vizcaya Argentaria SA
6/2/09	1.00	43,000	43,000
Bank of Montreal
5/7/09 to 6/5/09	1.02 to 1.62 (d)	125,000	125,000
Bank of Nova Scotia
6/5/09 to 9/9/09	1.00 to 1.57 (d)	610,000	610,000
Bank of Scotland PLC
5/6/09	1.47 (d)	103,000	103,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank Tokyo-Mitsubishi UFJ Ltd.
5/11/09 to 7/17/09	0.77 to 1.10%	$ 590,000	$ 590,000
Barclays Bank PLC
5/12/09	1.35	200,000	200,000
BNP Paribas SA
5/11/09 to 10/22/09	1.00 to 1.19	687,000	687,000
Canadian Imperial Bank of Commerce
5/4/09 to 6/12/09	0.80 to 1.23	140,000	140,000
Commerzbank AG
7/1/09 to 7/20/09	1.01 to 1.12	166,000	166,000
Deutsche Bank AG
6/30/09 to 7/6/09	0.50 to 1.40 (d)	460,000	460,000
DnB NOR Bank ASA
5/13/09 to 8/14/09	1.00	134,000	134,000
Intesa Sanpaolo SpA
5/13/09 to 6/19/09	0.96 to 1.20 (d)	355,000	355,000
Landesbank Hessen-Thuringen
5/29/09	1.50	43,000	43,000
Lloyds TSB Bank PLC
6/29/09	0.80	100,000	100,000
Natixis SA
5/5/09 to 5/6/09	1.10 to 1.18 (d)	354,000	354,000
Nordea Bank Finland PLC
6/22/09	0.47	108,000	108,000
Rabobank Nederland
8/12/09 to 1/12/10	0.95 to 1.20	933,000	933,000
Royal Bank of Canada
5/19/09 to 1/12/10	1.00 to 1.51 (d)	394,000	394,000
Royal Bank of Scotland PLC
6/1/09 to 6/25/09	1.00 to 1.05	420,000	420,000
Societe Generale
5/6/09 to 10/27/09	1.00 to 1.03	524,000	524,000
Sumitomo Mitsui Banking Corp.
5/7/09 to 6/24/09	0.79 to 1.18	93,000	93,000
Svenska Handelsbanken AB
5/26/09	1.60 (d)	41,000	41,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Toronto-Dominion Bank
5/13/09 to 1/14/10	1.00 to 2.50%	$ 545,000	$ 545,000
			7,168,000
TOTAL CERTIFICATES OF DEPOSIT			11,531,005
Commercial Paper - 12.4%

Amsterdam Funding Corp.
5/5/09	0.55	81,000	80,995
Atlantic Asset Securitization Corp.
5/5/09	0.57	13,000	12,999
Banco Bilbao Vizcaya Argentaria SA (London Branch)
5/5/09 to 6/10/09	0.99 to 1.00	488,000	487,732
Caisse Nationale des Caisses d' Epargne et de Prevoyance
7/22/09 to 7/27/09	0.85 to 0.89	60,000	59,877
Canadian Imperial Holdings, Inc.
5/18/09	1.00	33,000	32,984
Dakota Notes (Citibank Credit Card Issuance Trust)
5/1/09 to 7/17/09	0.65 to 1.15	567,000	566,686
DnB NOR Bank ASA
8/10/09 to 8/17/09	0.97 to 1.00	185,000	184,469
Emerald Notes (BA Credit Card Trust)
5/1/09 to 7/6/09	1.05 to 1.71	333,000	332,731
Intesa Funding LLC
5/19/09 to 9/8/09	1.00 to 1.80	253,000	252,356
Kitty Hawk Funding Corp.
5/11/09	0.50	18,000	17,998
Market Street Funding LLC
5/5/09 to 5/6/09	0.50	44,000	43,997
Natexis Banques Populaires US Finance Co. LLC
7/28/09	1.20	150,000	149,560
Nationwide Building Society
6/8/09 to 7/31/09	0.95 to 1.14	199,000	198,612
Palisades Notes (Citibank Omni Master Trust)
5/4/09 to 5/7/09	0.85	275,000	274,973
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Sanpaolo IMI U.S. Financial Co.
8/14/09	0.95%	$ 27,000	$ 26,925
Santander Finance, Inc.
7/22/09	1.51	47,000	46,839
Toronto Dominion Holdings (USA)
6/15/09 to 10/5/09	1.01 to 2.14	202,000	201,045
UBS Finance, Inc.
6/8/09	0.80	69,000	68,942
UniCredito Italiano Bank (Ireland) PLC
6/3/09	0.90	67,000	66,945
TOTAL COMMERCIAL PAPER			3,106,665
U.S. Government and Government Agency Obligations - 1.4%

Other Government Related - 1.4%
Bank of America NA (FDIC Guaranteed)
5/5/09 to 6/15/09	1.19 to 1.36 (c)(d)	360,000	360,000
Federal Agencies - 15.1%

Fannie Mae - 4.0%
5/1/09 to 11/2/09	0.99 to 3.37 (d)	1,021,000	1,016,545
Federal Home Loan Bank - 6.0%
5/19/09 to 2/24/10	1.02 to 2.66 (d)	1,511,000	1,510,627
Freddie Mac - 5.1%
5/18/09 to 6/10/09	0.35 to 1.26 (d)	1,282,000	1,281,562
TOTAL FEDERAL AGENCIES			3,808,734
U.S. Treasury Obligations - 3.2%

U.S. Treasury Bills - 3.2%
7/2/09 to 4/8/10	0.60 to 1.36	815,000	812,778
Bank Notes - 0.3%

Bank of America NA
7/30/09	1.24 (d)	75,000	75,000
Medium-Term Notes - 10.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Australia & New Zealand Banking Group Ltd.
6/2/09	1.49% (b)(d)	$ 100,000	$ 100,000
Bank of America NA
7/6/09	1.40 (d)	200,000	200,000
Bank of Montreal
5/5/09	0.99 (b)(d)	85,000	85,000
Banque Federative du Credit Mutuel
5/28/09	1.46 (b)(d)	86,000	86,000
BNP Paribas SA
5/13/09	1.44 (d)	131,000	131,000
BP Capital Markets PLC
6/11/09	1.44 (d)	83,000	83,000
Commonwealth Bank of Australia
7/3/09	1.40 (b)(d)	178,000	178,000
Credit Agricole SA
6/22/09	1.48 (b)(d)	200,000	200,000
General Electric Capital Corp.
5/7/09 to 5/29/09	0.54 to 1.36 (d)	189,000	189,000
Lloyds TSB Group PLC
5/7/09	1.54 (b)(d)	100,000	100,000
MetLife Insurance Co. of Connecticut
5/15/09 to 5/18/09	1.49 to 1.50 (d)(e)	20,000	20,000
National Australia Bank Ltd.
6/8/09	1.51 (b)(d)	113,000	113,000
New York Life Insurance Co.
5/15/09 to 6/30/09	1.43 to 2.37 (d)(e)	149,000	149,000
Nordea Bank AB
7/24/09	1.45 (d)	68,000	68,000
Procter & Gamble Co.
6/6/09	1.31 (d)	27,000	27,000
Royal Bank of Canada
5/15/09	0.85 (b)(d)	150,000	150,000
Societe Generale
6/4/09	1.68 (b)(d)	65,000	65,000
Svenska Handelsbanken AB
5/6/09	1.40 (b)(d)	100,000	100,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Toyota Motor Credit Corp.
5/19/09	0.46% (d)	$ 34,000	$ 34,000
Transamerica Occidental Life Insurance Co.
5/1/09 to 7/1/09	1.45 to 1.46 (d)(e)	88,000	88,000
Wells Fargo & Co.
5/1/09	3.55 (d)	125,000	125,000
5/15/09	0.60 (b)(d)	100,000	100,000
Westpac Banking Corp.
6/4/09 to 7/14/09	1.44 to 1.51 (b)(d)	247,000	246,992
TOTAL MEDIUM-TERM NOTES			2,637,992
Short-Term Notes - 0.2%

Metropolitan Life Insurance Co.
5/1/09 to 7/1/09	1.68 to 2.71 (d)(e)	45,000	45,000
Repurchase Agreements - 11.5%
	Maturity Amount (000s)
In a joint trading account at:
0.17% dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) #	$ 49,764	49,764
0.18% dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) #	725,008	725,004
With:
Banc of America Securities LLC at 0.4%, dated 4/30/09 due 5/1/09:
(Collateralized by Corporate Obligations valued at $95,551,062, 1.33% - 8.75%, 8/14/09 - 5/1/20)	91,001	91,000
(Collateralized by U.S. Government Obligations valued at $356,383,960, 0% - 7%, 1/15/21 - 7/25/38)	346,004	346,000
Barclays Capital, Inc. at:
0.5%, dated 4/30/09 due 5/1/09:
(Collateralized by Equity Securities valued at $223,303,116)	203,003	203,000
(Collateralized by U.S. Government Obligations valued at:
$360,461,425, 0% - 7.25%, 3/2/10 - 4/1/47)	348,005	348,000
$409,025,681, 4.5% - 5.5%, 9/1/38 - 4/15/39)	401,006	401,000
0.58%, dated 4/14/09 due 5/14/09 (Collateralized by Equity Securities valued at $92,425,314)	84,041	84,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.8%, dated 4/17/09 due 6/16/09 (Collateralized by Equity Securities valued at $31,909,932)	$ 29,039	$ 29,000
Deutsche Bank Securities, Inc. at:
0.5%, dated 4/30/09 due 5/1/09 (Collateralized by Equity Securities valued at $140,801,989)	128,002	128,000
0.55%, dated:
4/2/09 due 5/1/09 (Collateralized by Corporate Obligations valued at $102,945,591, 4.97%, 4/26/21)	98,043	98,000
4/21/09 due 5/26/09 (Collateralized by Equity Securities valued at $45,504,869)	41,022	41,000
4/30/09 due 6/1/09 (Collateralized by Equity Securities valued at $26,400,422)	24,012	24,000
0.8%, dated:
3/19/09 due 5/18/09 (Collateralized by Commercial Paper Obligations valued at $90,710,925, 5/27/09)	88,117	88,000
3/25/09 due 5/27/09 (Collateralized by Commercial Paper Obligations valued at $52,571,105, 5/27/09)	51,071	51,000
Merrill Lynch, Pierce, Fenner & Smith at 0.5%, dated 4/30/09 due 5/1/09 (Collateralized by Equity Securities valued at $212,302,951, 0%)	193,003	193,000
TOTAL REPURCHASE AGREEMENTS		2,899,768
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $25,309,942)		25,309,942
NET OTHER ASSETS - (0.5)%		(134,278)
NET ASSETS - 100%		$ 25,175,664
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,523,992,000 or 6.1% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $360,000,000 or 1.4% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $302,000,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
MetLife Insurance Company of Connecticut 1.49%, 5/15/09	5/14/08	$ 15,000
MetLife Insurance Company of Connecticut 1.5%, 5/18/09	8/6/08	$ 5,000
Metropolitan Life Insurance Co. 1.68%, 5/1/09	2/24/03	$ 10,000
Metropolitan Life Insurance Co. 2.71%, 7/1/09	3/26/02	$ 35,000
New York Life Insurance Co. 1.43%, 5/15/09	5/12/08	$ 60,000
Security	Acquisition Date	Cost (000s)
New York Life Insurance Co. 2.37%, 6/30/09	3/23/09	$ 89,000
Transamerica Occidental Life Insurance Co. 1.45%, 5/1/09	4/29/08	$ 50,000
Transamerica Occidental Life Insurance Co. 1.46%, 7/1/09	3/27/08	$ 38,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$49,764,000 due 5/01/09 at 0.17%
Banc of America Securities LLC	$ 13,033
Barclays Capital, Inc.	13,033
UBS Securities LLC	23,698
$ 49,764
$725,004,000 due 5/01/09 at 0.18%
BNP Paribas Securities Corp.	$ 45,184
Banc of America Securities LLC	37,455
Bank of America, NA	24,944
Barclays Capital, Inc.	115,555
Deutsche Bank Securities, Inc.	48,412
Goldman, Sachs & Co.	48,412
Greenwich Capital Markets, Inc.	16,137
ING Financial Markets LLC	72,617
J.P. Morgan Securities, Inc.	161,371
Merrill Lynch Government Securities, Inc.	16,137
RBC Capital Markets Corp.	8,069
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Societe Generale, New York Branch	$ 56,480
UBS Securities LLC	69,390
Wachovia Capital Markets LLC	4,841
$ 725,004
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 25,309,942	$ -	$ 25,309,942	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,899,768) - See accompanying schedule: Unaffiliated issuers (cost $25,309,942)		$ 25,309,942
Cash		258
Receivable for fund shares sold		251,490
Interest receivable		29,955
Prepaid expenses		3,404
Receivable from investment adviser for expense reductions		711
Other receivables		150
Total assets		25,595,910

Liabilities
Payable for investments purchased	$ 81,000
Payable for fund shares redeemed	320,889
Distributions payable	129
Accrued management fee	5,328
Distribution fees payable	8,319
Other affiliated payables	4,384
Other payables and accrued expenses	197
Total liabilities		420,246

Net Assets		$ 25,175,664
Net Assets consist of:
Paid in capital		$ 25,173,623
Distributions in excess of net investment income		(27)
Accumulated undistributed net realized gain (loss) on investments		2,068
Net Assets		$ 25,175,664

Daily Money Class: Net Asset Value, offering price and redemption price per share ($11,074,841 ÷ 11,073,383 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($14,100,823 ÷ 14,098,068 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Interest		$ 219,032

Expenses
Management fee	$ 31,086
Transfer agent fees	24,900
Distribution fees	48,771
Accounting fees and expenses	711
Custodian fees and expenses	137
Independent trustees' compensation	46
Appreciation in deferred trustee compensation account	2
Registration fees	2,736
Audit	58
Legal	42
Miscellaneous	4,819
Total expenses before reductions	113,308
Expense reductions	(4,786)	108,522
Net investment income		110,510
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,258
Net increase in net assets resulting from operations		$ 112,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 110,510	$ 603,167
Net realized gain (loss)	2,258	1,823
Net increase in net assets resulting from operations	112,768	604,990
Distributions to shareholders from net investment income	(110,537)	(603,152)
Share transactions - net increase (decrease)	2,269,420	3,605,825
Total increase (decrease) in net assets	2,271,651	3,607,663

Net Assets
Beginning of period	22,904,013	19,296,350
End of period (including distributions in excess of net investment income of $27 and $0, respectively)	$ 25,175,664	$ 22,904,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.029	.047	.042	.023	.006
Distributions from net investment income	(.005)	(.029)	(.047)	(.042)	(.023)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.53%	2.97%	4.82%	4.28%	2.29%	.61%
Ratios to Average Net Assets D
Expenses before reductions	.78% A	.74%	.74%	.75%	.75%	.73%
Expenses net of fee waivers, if any	.74% A	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.74% A	.70%	.70%	.70%	.70%	.70%
Net investment income	1.04% A	2.90%	4.72%	4.23%	2.28%	.62%
Supplemental Data
Net assets, end of period (in millions)	$ 11,075	$ 9,562	$ 8,467	$ 6,741	$ 5,065	$ 4,906

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.027	.045	.039	.020	.004
Distributions from net investment income	(.004)	(.027)	(.045)	(.039)	(.020)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.40%	2.71%	4.56%	4.02%	2.03%	.36%
Ratios to Average Net Assets D
Expenses before reductions	1.03% A	.99%	.99%	1.00%	1.00%	.99%
Expenses net of fee waivers, if any	.99% A	.95%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.99% A	.95%	.95%	.95%	.95%	.95%
Net investment income	.79% A	2.65%	4.47%	3.98%	2.03%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 14,101	$ 13,342	$ 10,829	$ 8,990	$ 7,460	$ 6,727

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 4/30/09	% of fund's investments 10/31/08	% of fund's investments 4/30/08
0 - 30	77.5	73.0	83.1
31 - 90	8.2	9.2	7.6
91 - 180	8.7	6.6	6.4
181 - 397	5.6	11.2	2.9
Weighted Average Maturity
	4/30/09	10/31/08	4/30/08
Tax-Exempt Fund	35 Days	37 Days	26 Days
All Tax-Free Money Market Funds Average*	24 Days	29 Days	25 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Variable Rate Demand Notes (VRDNs) 73.0%	Variable Rate Demand Notes (VRDNs) 49.2%
Commercial Paper (including CP Mode) 8.4%	Commercial Paper (including CP Mode) 10.8%
Tender Bonds 0.8%	Tender Bonds 0.8%
Municipal Notes 12.1%	Municipal Notes 10.9%
Fidelity Tax-Free Cash Central Fund 1.8%	Fidelity Tax-Free Cash Central Fund 1.2%
Other Investments 2.9%	Other Investments 1.7%
Net Other Assets 1.0%	Net Other Assets 25.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount (000s)	Value (000s)
Alaska - 0.4%
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.53% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 12,250	$ 12,250
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 0.5%, VRDN (b)	19,000	19,000
		31,250
Arizona - 2.4%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2008 A, 0.33%, LOC Lloyds TSB Bank PLC, VRDN (b)	6,500	6,500
Series 2008 B, 0.42%, LOC Lloyds TSB Bank PLC, VRDN (b)	6,300	6,300
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	4,865	4,913
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 C, 0.49%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	31,610	31,610
Series 2008 E, 0.45%, LOC Landesbank Baden-Wuert, VRDN (b)	7,300	7,300
(Catholic Healthcare West Proj.):
Series 2008 A, 0.38%, LOC Bank of America NA, VRDN (b)	8,000	8,000
Series 2008 B, 0.38%, LOC Bank of America NA, VRDN (b)	11,000	11,000
Series 2008 C, 0.5%, LOC Bank of America NA, VRDN (b)	26,400	26,400
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.46%, LOC Wachovia Bank NA, VRDN (b)	14,500	14,500
Pima County Indl. Dev. Auth. Rev.:
(Broadway Proper Congregate Proj.) Series 2000 A, 0.52%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,400	4,400
(Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.44%, LOC JPMorgan Chase Bank, VRDN (b)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 3511, 0.93% (Liquidity Facility Bank of America NA) (b)(e)	3,750	3,750
Series EGL 06 0141, 0.65% (Liquidity Facility Citibank NA) (b)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.65% (Liquidity Facility Citibank NA) (b)(e)	11,200	11,200
Series EGL 07 0012, 0.68% (Liquidity Facility Citibank NA) (b)(e)	13,850	13,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series Putters 3242, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 4,200	$ 4,200
Series ROC II R 10362, 0.64% (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
		190,823
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	4,900	4,900
California - 0.7%
California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences Proj.) Series 2008 C, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	7,500	7,500
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.6%, LOC Societe Generale, VRDN (b)	3,100	3,100
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series ROC II R 11301, 0.59% (Liquidity Facility Citibank NA) (b)(e)	4,290	4,290
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series ROC II R 11251, 0.59% (Liquidity Facility Citibank NA) (b)(e)	2,200	2,200
Series ROC II R 12020, 0.59% (Liquidity Facility Citibank NA) (b)(e)	9,955	9,955
San Joaquin County Trans. Auth. Sales Tax Rev. 0.6% 5/7/09, LOC Citibank NA, CP	19,500	19,500
Turlock Irrigation District Ctfs. Prtn. (Cap. Impts. and Rfdg. Proj.) Series 2001 A, 0.25%, LOC Societe Generale, VRDN (b)	10,200	10,200
		56,745
Colorado - 3.6%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	15,190	15,190
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)	4,540	4,540
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	$ 4,625	$ 4,625
Series BA 08 1090, 0.93% (Liquidity Facility Bank of America NA) (b)(e)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.57%, LOC JPMorgan Chase Bank, VRDN (b)	37,865	37,865
(Catholic Health Initiatives Proj.):
Series 2000 B, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,600	5,600
Series 2004 B:
0.41% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	24,465	24,465
0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	8,400	8,400
Series 2004 B1, 0.49% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	3,200	3,200
Series 2004 B2, 0.41% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	9,200	9,200
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0039, 0.96% (Liquidity Facility Citibank NA) (b)(e)	17,575	17,575
Series EGL 07 0040, 0.96% (Liquidity Facility Citibank NA) (b)(e)	9,800	9,800
0.45% 7/7/09, LOC WestLB AG, CP	10,400	10,400
Colorado Springs Utils. Rev. Series 2000 A, 0.4%, VRDN (b)	67,750	67,750
Denver City & County Ctfs. of Prtn. Series A, 0.65% 5/5/09, LOC Wachovia Bank NA, CP	17,500	17,500
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,000	7,000
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.57%, LOC Compass Bank, VRDN (b)	16,970	16,970
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	9,400	9,400
		280,880
Connecticut - 0.7%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.7% tender 5/7/09, CP mode	3,000	3,000
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	17,500	17,764
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.7% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	$ 22,900	$ 22,900
(Hartford Hosp. Proj.) Series B, 0.45%, LOC Bank of America NA, VRDN (b)	2,500	2,500
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.) Series 2008, 0.38%, LOC HSBC Bank USA, NA, VRDN (b)	4,700	4,700
New Haven Gen. Oblig. Series A, 0.65% 6/11/09, LOC Landesbank Hessen-Thuringen, CP	5,000	5,000
		55,864
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.2%, VRDN (b)	3,500	3,500
Series 1999 A, 1.25%, VRDN (b)	2,800	2,800
		6,300
District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	31,990	31,990
Series 2008 B, 0.5%, LOC Bank of America NA, VRDN (b)	8,000	8,000
TRAN 2.5% 9/30/09	15,000	15,087
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.52%, LOC Wachovia Bank NA, VRDN (b)	12,145	12,145
(American Univ. Proj.) Series 2008, 0.45%, LOC Bank of America NA, VRDN (b)	1,400	1,400
(George Washington Univ. Proj.) Series 1999 C, 0.38%, LOC Bank of America NA, VRDN (b)	9,025	9,025
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.45%, LOC Wachovia Bank NA, VRDN (b)	6,500	6,500
Series 1998 A Tranche II, 0.5%, LOC Bank of America NA, VRDN (b)	15,475	15,475
Series 1998 A Tranche III, 0.5%, LOC Bank of America NA, VRDN (b)	3,575	3,575
(The AARP Foundation Proj.) Series 2004, 0.5%, LOC Bank of America NA, VRDN (b)	1,450	1,450
(The Phillips Collection Issue Proj.) Series 2003, 0.5%, LOC Bank of America NA, VRDN (b)	5,315	5,315
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.5%, LOC Bank of America NA, VRDN (b)	$ 25,960	$ 25,960
(Georgetown Univ. Proj.) Series 2007 B1, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
		138,422
Florida - 9.6%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock At The Univ. of Florida, Inc. Proj.) Series 2007, 0.52%, LOC Bank of Scotland PLC, VRDN (b)	9,000	9,000
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.6% tender 6/4/09, LOC Bank of America NA, CP mode	13,800	13,800
Brevard County School Board RAN 1.5% 4/23/10	19,000	19,181
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.54%, LOC Freddie Mac, VRDN (b)	5,940	5,940
Broward County School District TAN Series 2008, 3.5% 9/30/09	27,500	27,693
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.45%, VRDN (b)	15,300	15,300
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.5%, LOC Bank of America NA, VRDN (b)	2,900	2,900
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 2.35%, tender 5/15/09 (b)	7,300	7,300
Florida Board of Ed. Participating VRDN Series ROC II R 12079, 0.68% (Liquidity Facility Citibank NA) (b)(e)	15,215	15,215
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 1054, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	6,615	6,615
Series BBT 08 16, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	10,830	10,830
Series EGL 07 0049, 0.63% (Liquidity Facility Citibank NA) (b)(e)	29,585	29,585
Series Putters 3251, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,025	3,025
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series EGL 07 87A, 0.96% (Liquidity Facility Citibank NA) (b)(e)	11,955	11,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Tpk. Rev. Participating VRDN: - continued
Series Putters 2539, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 7,115	$ 7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.62% (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.5%, LOC Fannie Mae, VRDN (b)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.5%, LOC Fannie Mae, VRDN (b)	4,460	4,460
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	12,900	12,955
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	9,445	9,445
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 2% 1/15/10	8,395	8,474
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.52% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	12,750	12,750
Gainesville Utils. Sys. Rev. Series 2008 B, 0.46% (Liquidity Facility Bank of New York, New York), VRDN (b)	5,365	5,365
Highlands County Health Facilities Auth. Rev.:
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (b)	5,700	5,792
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.25%, VRDN (b)	30,100	30,100
Indian River County School District TAN 2.75% 6/30/09	12,000	12,022
Jacksonville Econ. Dev. Commission Rev.:
(Bolles School Proj.) Series 1999 A, 0.67%, LOC Wachovia Bank NA, VRDN (b)	430	430
(YMCA of Florida's First Coast Proj.) 0.5%, LOC Bank of America NA, VRDN (b)	6,740	6,740
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.45% tender 7/8/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	33,400	33,400
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 B, 0.46%, LOC Branch Banking & Trust Co., VRDN (b)	5,825	5,825
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1992:
0.65% tender 5/1/09, CP mode	6,000	6,000
0.65% tender 5/5/09, CP mode	16,700	16,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lakeland Elec. & Wtr. Rev. Bonds Series 1999 C, 6.05% 10/1/09	$ 4,000	$ 4,077
Miami-Dade County Gen. Oblig. Participating VRDN Series BA 08 1126, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	5,070	5,070
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) Series 2002, 0.5%, LOC Bank of America NA, VRDN (b)	3,380	3,380
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series BA 08 1125X, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	5,675	5,675
Miami-Dade County School District RAN Series 2009, 1.5% 1/28/10	86,500	87,015
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 0.85% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	11,000	11,000
North Broward Hosp. District Rev. Series 2005 A, 0.52%, LOC Wachovia Bank NA, VRDN (b)	8,300	8,300
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.52%, LOC Bank of America NA, VRDN (b)	6,270	6,270
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.5%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 A, 0.43%, VRDN (b)	14,500	14,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.59%, LOC Northern Trust Co., Chicago, VRDN (b)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.47%, LOC Commerce Bank NA, VRDN (b)	13,700	13,700
(Planned Parenthood Proj.) Series 2002, 0.59%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.47%, LOC Northern Trust Co., Chicago, VRDN (b)	7,850	7,850
Palm Beach County School District:
RAN 0.85% 3/10/10	26,935	26,953
TAN Series 2008, 3.75% 9/23/09	61,700	62,099
0.65% 5/7/09, LOC Bank of America NA, CP	20,900	20,900
0.65% 5/7/09, LOC Bank of America NA, CP	18,200	18,200
Panama City Beach Participating VRDN Series Solar 2006 129, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	9,030	9,030
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.5%, LOC Bank of America NA, VRDN (b)	14,100	14,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.47%, LOC Wachovia Bank NA, VRDN (b)	$ 8,875	$ 8,875
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.):
Series 2005 A2, 0.47%, LOC Wachovia Bank NA, VRDN (b)	6,500	6,500
Series 2005 B2, 0.47%, LOC Wachovia Bank NA, VRDN (b)	9,515	9,515
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.46%, LOC Branch Banking & Trust Co., VRDN (b)	3,300	3,300
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.5%, LOC Bank of America NA, VRDN (b)	4,170	4,170
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 2473, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,035	1,035
Sunshine State Govt. Fing. Commission Rev. Series H, 0.7% 6/10/09, CP	12,500	12,500
Volusia County School District TAN Series 2008, 3% 9/9/09	15,000	15,073
		748,909
Georgia - 3.2%
Atlanta Arpt. Rev. Series 2005 A2, 0.55% 5/4/09, LOC Bayerische Landesbank, LOC Calyon SA, CP	10,706	10,706
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.47%, LOC Wachovia Bank NA, VRDN (b)	10,900	10,900
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Series 1996-1, 0.55% 6/4/09, CP	23,000	23,000
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.49%, LOC Branch Banking & Trust Co., VRDN (b)	3,000	3,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.4%, LOC Fannie Mae, VRDN (b)	11,450	11,450
DeKalb County School District Bonds Series 2007, 5% 2/1/10	2,675	2,763
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.51%, LOC Branch Banking & Trust Co., VRDN (b)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.5%, LOC Bank of America NA, VRDN (b)	9,000	9,000
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 C, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.): - continued
Series 2008 D, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 16,300	$ 16,300
Series 2008 F, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	16,800	16,800
Series 2008 G, 0.5%, LOC Bayerische Landesbank, VRDN (b)	15,430	15,430
Series 2008 H, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	25,600	25,600
Georgia Gen. Oblig.:
Bonds:
Series 1998 B, 5.75% 7/1/09	5,000	5,039
Series 1999 B, 5.75% 8/1/09	5,000	5,063
Participating VRDN Series Clipper 07 53, 0.66% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	9,995	9,995
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	4,500	4,528
Series E, 3% 12/16/09	6,700	6,741
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 2.1%, tender 7/14/09 (b)	9,000	9,000
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 0.43%, LOC Bayerische Landesbank, VRDN (b)	23,000	23,000
BAN Series A, 1.25% 5/7/10	9,800	9,840
Series A, 0.6% 5/28/09, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	3,400	3,400
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 0.4%, LOC Fannie Mae, VRDN (b)	3,800	3,800
		246,755
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 153, 0.97% (Liquidity Facility Citibank NA) (b)(e)	6,695	6,695
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.37%, LOC Wells Fargo Bank NA, VRDN (b)	15,000	15,000
Illinois - 6.0%
Chicago Board of Ed. Series 2009 A1, 0.45%, LOC Harris NA, VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
Bonds Series 2008, 0.7%, tender 10/7/09, LOC Harris NA (b)	$ 6,200	$ 6,200
Participating VRDN:
Series ROC II R 11270, 0.82% (Liquidity Facility Citibank NA) (b)(e)	20,705	20,705
Series Solar 06 38, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 08 60, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	4,385	4,385
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	11,600	11,600
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.5%, LOC Harris NA, VRDN (b)	12,000	12,000
Series 2008 C2, 0.5%, LOC Bank of America NA, VRDN (b)	15,800	15,800
Series 2008 C3, 0.5%, LOC Northern Trust Co., Chicago, VRDN (b)	5,000	5,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.48%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	20,000	20,000
Series 2004 A3, 0.5%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,450	8,450
Cook County Gen. Oblig. Bonds Series 1992 C, 6% 11/15/09	2,000	2,039
DuPage County Rev. (Morton Arboretum Proj.) 0.5%, LOC Bank of America NA, VRDN (b)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.61%, LOC Harris NA, VRDN (b)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series MACN 05 D, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	7,010	7,010
(ACI Cultural Pooled Fing. Prog.) Series 2000, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	5,900	5,900
(Elmhurst College Proj.) Series 2003, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	2,175	2,175
0.45% 7/7/09, LOC Northern Trust Co., Chicago, CP	21,526	21,526
0.45% 7/7/09, LOC Northern Trust Co., Chicago, CP	3,850	3,850
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, 0.48%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	18,200	18,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	$ 4,165	$ 4,165
Series EGL 06 118, Class A, 0.65% (Liquidity Facility Citibank NA) (b)(e)	9,450	9,450
Series Putters 3288Z, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	32,400	32,400
(Chicago Historical Society Proj.) Series 2006, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	7,175	7,175
(Chicago Symphony Orchestra Proj.) Series 2008, 2.5%, LOC RBS Citizens NA, VRDN (b)	15,015	15,015
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	14,300	14,300
Series 2008 D, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	19,500	19,500
Series 2008 B, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	24,580	24,580
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.37%, LOC Wells Fargo Bank NA, VRDN (b)	5,700	5,700
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	8,000	8,000
(Resurrection Health Care Sys. Proj.) Series 2008 A, 0.5%, LOC Bank of America NA, VRDN (b)	3,000	3,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.38%, LOC Northern Trust Co., Chicago, VRDN (b)	3,600	3,600
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.54%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	6,580	6,580
(The Art Institute of Chicago Proj.):
Series 2009 B1, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Series 2009 B2, 0.48%, LOC Northern Trust Co., Chicago, VRDN (b)	3,800	3,800
(The Carle Foundation Proj.):
Series 2009 C, 0.3%, LOC Northern Trust Co., Chicago, VRDN (b)	1,800	1,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Carle Foundation Proj.):
Series 2009 D, 0.43%, LOC JPMorgan Chase Bank, VRDN (b)	$ 6,875	$ 6,875
Illinois Health Facilities Auth. Rev.:
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	16,575	16,575
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 0.5%, LOC Bank of America NA, VRDN (b)	6,475	6,475
Series 2003 B, 0.5%, LOC Bank of America NA, VRDN (b)	22,545	22,545
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.8%, LOC Bank of America NA, VRDN (b)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.66% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	10,350	10,350
Univ. of Illinois Rev.:
Participating VRDN Series EGL 06 124, 0.83% (Liquidity Facility Citibank NA) (b)(e)	18,600	18,600
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.53%, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,000	1,000
(UIC South Campus Dev. Proj.) Series 2008, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	9,500	9,500
		469,700
Indiana - 1.9%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	18,280	18,280
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.55% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,000	10,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.5%, LOC Royal Bank of Scotland PLC, VRDN (b)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	8,825	8,825
(Hanover College Proj.) Series 2004 B, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.5%, LOC Bank of America NA, VRDN (b)	$ 11,500	$ 11,500
Series 2008 G, 0.25%, LOC Bank of New York, New York, VRDN (b)	5,250	5,250
Series 2008 J, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E1, 0.36%, VRDN (b)	11,400	11,400
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 0.52%, LOC JPMorgan Chase Bank, VRDN (b)	21,525	21,525
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.) Series 2005 D, 0.41%, LOC Branch Banking & Trust Co., VRDN (b)	10,205	10,205
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2000, 0.5%, LOC Bank of America NA, VRDN (b)	10,045	10,045
Series 2006, 0.5%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,200	5,200
		145,630
Iowa - 0.3%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	6,440	6,440
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.4%, VRDN (b)	17,000	17,000
		23,440
Kansas - 0.8%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (b)	23,160	23,160
Wichita Gen. Oblig. BAN Series 226, 0.8% 11/19/09	37,375	37,377
		60,537
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.4%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 18,235	$ 18,235
Warren County Hosp. Rev. (Bowling Green-Warren County Cmnty. Hosp. Corp. Proj.) Series 2008, 0.63% (Assured Guaranty Corp. Insured), VRDN (b)	16,700	16,700
		34,935
Louisiana - 2.1%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 06 0137, 1.08% (Liquidity Facility Citibank NA) (b)(e)	11,550	11,550
Series EGL 06 30, 0.98% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	20,000	20,000
Series ROC II R 10399, 0.97% (Liquidity Facility Citibank NA) (b)(e)	15,000	15,000
Series ROC II R 10404, 0.97% (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
Louisiana Gen. Oblig. Series 2008 A, 0.45%, LOC BNP Paribas SA, VRDN (b)	38,900	38,900
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.63%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	30,000	30,000
Series 2008 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2008 D2, 0.32%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	5,250	5,250
		161,975
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	7,995	7,995
Maryland - 3.1%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.48% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	13,785	13,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig. Series 2002 D, 0.55% 9/3/09 (Liquidity Facility BNP Paribas SA), CP	$ 25,900	$ 25,900
Howard County Gen. Oblig. 0.65% 6/10/09 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	19,000	19,000
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)	9,865	9,865
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,845	3,845
(Adventist Healthcare Proj.) Series 2005 A, 0.47%, LOC Bank of America NA, VRDN (b)	3,000	3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.5%, LOC Bank of America NA, VRDN (b)	6,115	6,115
Series 2007 C, 0.48%, LOC Bank of America NA, VRDN (b)	45,215	45,215
Series 2007 D, 0.47%, LOC Wachovia Bank NA, VRDN (b)	8,700	8,700
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 3%, LOC Citizens Bank of Pennsylvania, VRDN (b)	14,200	14,200
Series 2008 C, 0.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.48%, LOC Bank of America NA, VRDN (b)	16,050	16,050
Series F, 0.6% 6/4/09, LOC Bank of America NA, CP	21,500	21,500
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.57%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	12,670	12,670
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.5%, LOC Bank of America NA, VRDN (b)	2,730	2,730
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,965	7,965
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.3%, LOC Fannie Mae, VRDN (b)	5,050	5,050
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.47%, LOC Bank of America NA, VRDN (b)	9,470	9,470
		242,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 2.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, 0.47% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 12,070	$ 12,070
Massachusetts Dev. Fin. Agcy. Rev. (Babson College Proj.) Series 2008 A, 3%, LOC RBS Citizens NA, VRDN (b)	16,675	16,675
Massachusetts Gen. Oblig.:
Series 2005 A, 0.55% (Liquidity Facility Citibank NA), VRDN (b)	22,400	22,400
Series 2006 A, 0.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	26,630	26,630
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series ROC II R 10416, 0.63% (Liquidity Facility Citibank NA) (b)(e)	7,750	7,750
(Harvard Univ. Proj.) Series BB 0.2%, VRDN (b)	39,300	39,300
(Pool Ln. Prog.) Series 2007 M3D, 4%, LOC RBS Citizens NA, VRDN (b)	6,000	6,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN Series ROC II R 10384, 0.96% (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
Series A, 0.45% 7/8/09, LOC Bank of Nova Scotia, New York Agcy., CP	20,800	20,800
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series ROC II R 11316, 0.94% (Liquidity Facility Citibank NA) (b)(e)	14,830	14,830
Series 2002 C, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (b)	7,000	7,000
Series 2008 C, 0.33% (Liquidity Facility Bayerische Landesbank), VRDN (b)	2,615	2,615
		185,970
Michigan - 2.9%
Grand Valley Michigan State Univ. Rev.:
Series 2005, 3%, LOC RBS Citizens NA, VRDN (b)	10,045	10,045
Series 2008 B, 3%, LOC RBS Citizens NA, VRDN (b)	7,140	7,140
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.43% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	23,000	23,000
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	7,800	7,800
Series 5, 0.7% 6/4/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,160	2,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2008 B2, 0.25%, VRDN (b)	$ 11,000	$ 11,000
Series 2008 B4, 0.25%, VRDN (b)	10,500	10,500
(Henry Ford Health Sys. Proj.):
Series 2006 C, 3.5%, LOC RBS Citizens NA, VRDN (b)	8,500	8,500
Series 2007, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	45,115	45,115
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.73%, LOC Banco Santander SA, VRDN (b)	6,300	6,300
Michigan Muni. Bond Auth. Rev. Participating VRDN Series Putters 3263, 0.56% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,990	4,990
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Edison Co. Proj.) Series 2008 ET, 0.55%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	3,900	3,900
(Van Andel Research Institute Proj.) Series 2008, 0.5%, LOC Bank of America NA, VRDN (b)	75,000	75,000
		224,450
Minnesota - 2.6%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.5%, LOC Freddie Mac, VRDN (b)	5,000	5,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2008 C, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	5,800	5,800
Series 2008 D, 0.44%, LOC Wells Fargo Bank NA, VRDN (b)	2,300	2,300
Series 2008 E, 0.35%, LOC Wells Fargo Bank NA, VRDN (b)	14,000	14,000
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C3, 0.48% (Assured Guaranty Corp. Insured), VRDN (b)	20,000	20,000
Series 2008 C4, 0.47% (Assured Guaranty Corp. Insured), VRDN (b)	25,300	25,300
Minnesota Gen. Oblig.:
Bonds:
Series 2008 C, 5% 8/1/09	4,965	5,007
5% 8/1/09	14,000	14,106
5% 11/1/09	5,000	5,099
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig.: - continued
Participating VRDN Series Putters 3265, 0.56% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 10,000	$ 10,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.59%, LOC Fannie Mae, VRDN (b)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A1, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Series 2008 A2, 0.42%, LOC Wells Fargo Bank NA, VRDN (b)	73,250	73,250
Series 2008 A3, 0.42%, LOC Wells Fargo Bank NA, VRDN (b)	5,910	5,910
Rochester Health Care Facilities Rev. Series 2008 C, 0.8% 8/13/09, CP	10,000	10,000
		203,322
Mississippi - 1.4%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.3%, VRDN (b)	15,000	15,000
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 0.51% (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	26,680	26,680
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.5%, LOC Bank of America NA, VRDN (b)	32,000	32,000
(Harrison County Proj.) Series 2008 A2, 0.5%, LOC Bank of America NA, VRDN (b)	13,525	13,525
Mississippi Gen. Oblig. 0.7% (Liquidity Facility Bank of America NA), VRDN (b)	24,900	24,900
		112,105
Missouri - 1.5%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	2,650	2,650
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.48%, LOC Bank of America NA, VRDN (b)	15,000	15,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.52%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,870	2,870
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.: - continued
(Saint Louis Univ. Proj.) Series 2008 A2, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	$ 2,000	$ 2,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Sys. Proj.) Series B, 0.7% tender 6/3/09, LOC Bank of Nova Scotia, New York Agcy., CP mode	8,000	8,000
(Bethesda Health Group Proj.) Series 2001 A, 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (b)	30,475	30,475
(SSM Health Care Sys. Proj.):
Series 2005 A1, 0.5%, LOC Bank of America NA, VRDN (b)	2,600	2,600
Series 2005 C2, 0.5%, LOC Bank of America NA, VRDN (b)	17,200	17,200
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.47%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,000	9,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	13,945	13,945
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.41%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,000	8,000
		115,740
Nebraska - 0.5%
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	1,790	1,790
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.48% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	11,090	11,090
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2002 B, 4.5% 2/1/10	1,000	1,029
Participating VRDN Series BBT 2060, 0.53% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	23,090	23,090
		36,999
Nevada - 1.4%
Clark County Arpt. Rev.:
Series 2008 D2, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	17,000	17,000
Series 2008 D3, 0.55%, LOC Bayerische Landesbank, VRDN (b)	14,350	14,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax:
Participating VRDN:
Series Putters 1309, 0.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 4,235	$ 4,235
Series ROC II R 11507, 0.64% (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Series 2008 A:
0.65% 7/7/09, LOC BNP Paribas SA, CP	3,600	3,600
0.65% 8/6/09, LOC BNP Paribas SA, CP	5,000	5,000
0.85% 7/9/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	12,000	12,000
Series 2008 B, 0.5% 5/7/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Clark County Hwy. Impt. Rev. Participating VRDN Series ROC II R 11391, 0.84% (Liquidity Facility Citibank NA) (b)(e)	3,695	3,695
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3366Z, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,085	6,085
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	5,150	5,150
Nevada Hwy. Impt. Rev. Bonds Series 2003, 5% 12/1/09	5,805	5,933
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2009 A, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	5,500	5,500
Series 2009 B, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Participating VRDN Series SGA 01 137, 0.5% (Liquidity Facility Societe Generale) (b)(e)	2,100	2,100
Series 2006 B, 0.75% 6/9/09, LOC Lloyds TSB Bank PLC, CP	2,000	2,000
		107,148
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.5%, LOC Bank of America NA, VRDN (b)	3,945	3,945
(New Hampshire Institute of Art Proj.) Series 2009, 4%, LOC RBS Citizens NA, VRDN (b)	9,000	9,000
(Univ. Sys. of New Hampshire Proj.) Series 2005 A2, 0.4%, VRDN (b)	4,700	4,700
		17,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 2.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 V3, 0.43%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	$ 8,240	$ 8,240
Series 2008 V5, 0.55%, LOC Wachovia Bank NA, VRDN (b)	11,800	11,800
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	157,200	157,521
		177,561
New Jersey/Pennsylvania - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)	10,000	10,000
New Mexico - 0.3%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.42%, LOC Barclays Bank PLC, VRDN (b)	5,860	5,860
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	6,200	6,200
Series 2008 B1, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	11,600	11,600
		23,660
New York - 9.2%
Hempstead Town Gen. Oblig. Bonds Series 2009 A, 2% 8/15/09	7,175	7,206
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.42%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	10,000	10,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	1,775	1,775
Nassau County Interim Fin. Auth. Series 2008 A, 0.19% (Liquidity Facility BNP Paribas SA), VRDN (b)	10,000	10,000
New York City Gen. Oblig.:
Bonds Series 2008 J1, 4% 8/1/09	5,765	5,808
Series 1993 A4, 0.42%, LOC Landesbank Baden-Wuert, VRDN (b)	14,205	14,205
Series 2003 C3, 0.39%, LOC BNP Paribas SA, VRDN (b)	8,050	8,050
Series 2003 C5, 0.35%, LOC Bank of New York, New York, VRDN (b)	5,150	5,150
Series 2004 H7, 0.45%, LOC KBC Bank NV, VRDN (b)	24,605	24,605
Series 2008 J10, 0.25% (Liquidity Facility BNP Paribas SA), VRDN (b)	41,020	41,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J6, 0.44%, LOC Landesbank Hessen-Thuringen, VRDN (b)	$ 24,935	$ 24,935
Series 2009 B3, 0.34% (Liquidity Facility TD Banknorth, NA), VRDN (b)	28,240	28,240
New York City Health & Hosp. Corp. Rev.:
Series 2008 B, 0.36%, LOC TD Banknorth, NA, VRDN (b)	10,870	10,870
Series 2008 C, 0.34%, LOC TD Banknorth, NA, VRDN (b)	9,300	9,300
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 3%, LOC RBS Citizens NA, VRDN (b)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.25%, LOC Fannie Mae, VRDN (b)	16,000	16,000
(Queenswood Apts. Proj.) Series 2001 A, 0.18%, LOC Freddie Mac, VRDN (b)	3,165	3,165
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 10381, 0.63% (Liquidity Facility Citibank NA) (b)(e)	6,105	6,105
Series 2001 F1, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	7,510	7,510
Series 2005 AA2, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	18,900	18,900
Series 2006 AA1, 0.36% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	14,000	14,000
Series 2008 B4, 0.36% (Liquidity Facility BNP Paribas SA), VRDN (b)	37,525	37,525
New York City Transitional Fin. Auth. Rev.:
Series 2003 1B, 0.23% (Liquidity Facility Societe Generale), VRDN (b)	5,500	5,500
Series 2003 1E, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	5,330	5,330
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R 12106, 0.62% (Liquidity Facility Citibank NA) (b)(e)	4,585	4,585
New York Dorm. Auth. Revs.:
Bonds (Mental Health Svcs. Facilities Proj.) Series 2009 A1, 1.5% 2/15/10	35,695	35,961
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.37%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	31,800	31,800
(Rockefeller Univ. Proj.) Series 2009 B, 0.21% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (b)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Proj.) Series 2008 C, 0.38%, LOC Bank of America NA, VRDN (b)	$ 67,475	$ 67,475
New York Hsg. Fin. Agcy. Rev. (88 Leonard Street Proj.) Series 2005 A, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,900	2,900
New York Local Govt. Assistance Corp. Series 1995 G, 0.32% (New York State Gen. Oblig. Guaranteed), LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	6,200	6,200
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B3, 0.25%, LOC Lloyds TSB Bank PLC, VRDN (b)	1,000	1,000
New York Metropolitan Trans. Auth. Rev. Series 2002 G1, 0.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	54,800	54,800
New York Urban Dev. Corp. Rev.:
Bonds Series 2009 A1, 2% 12/15/09	18,295	18,448
Series 2008 A1, 0.28%, LOC Wachovia Bank NA, VRDN (b)	20,000	20,000
Suffolk County Gen. Oblig. TAN Series 2009 I, 2% 8/13/09	75,000	75,259
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.37%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,000	4,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.28% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	54,555	54,555
		720,682
North Carolina - 3.6%
Board of Governors of the Univ. of North Carolina Series D, 0.55% 6/4/09 (Liquidity Facility Univ. of North Carolina at Chapel Hill Rev.), CP	6,650	6,650
Charlotte Gen. Oblig. Series 2007, 0.5% (Liquidity Facility KBC Bank NV), VRDN (b)	5,000	5,000
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.47% (Liquidity Facility Wachovia Bank NA), VRDN (b)	1,150	1,150
Series 2006 B, 0.47% (Liquidity Facility Wachovia Bank NA), VRDN (b)	24,200	24,200
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.5% (Liquidity Facility Bank of America NA), VRDN (b)	7,020	7,020
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.51%, LOC Branch Banking & Trust Co., VRDN (b)	7,175	7,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2004, 0.51%, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,285	$ 5,285
(High Point Univ. Rev.) Series 2006, 0.51%, LOC Branch Banking & Trust Co., VRDN (b)	9,885	9,885
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.65% (Liquidity Facility Citibank NA) (b)(e)	2,800	2,800
Series EGL 07 0015, 0.68% (Liquidity Facility Citibank NA) (b)(e)	10,890	10,890
Series Putters 3331, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Providence Day School Proj.) Series 1999, 0.5%, LOC Bank of America NA, VRDN (b)	9,940	9,940
(Queens College Proj.) Series 1999 B, 0.52%, LOC Bank of America NA, VRDN (b)	3,865	3,865
North Carolina Gen. Oblig.:
Series 2002 D, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,200	4,200
Series 2002 E, 0.46% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	21,085	21,085
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds Series 2007 A, 5% 5/1/09	2,370	2,370
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina) Series 2008 A1, 0.5%, LOC Bank of America NA, VRDN (b)	2,745	2,745
(Wake Forest Univ. Proj.) Series 2008 C, 0.5%, LOC Bank of America NA, VRDN (b)	5,820	5,820
North Carolina Med. Care Commission Hosp. Rev.:
(CaroMont Health Proj.):
Series 2003 A, 0.5%, LOC Bank of America NA, VRDN (b)	20,300	20,300
Series 2003 B, 0.5%, LOC Bank of America NA, VRDN (b)	19,600	19,600
Series 2007, 0.45%, LOC Wachovia Bank NA, VRDN (b)	4,160	4,160
Piedmont Triad Arpt. Auth. Series 2008 A, 0.5%, LOC Branch Banking & Trust Co., VRDN (b)	7,800	7,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	$ 6,900	$ 6,900
Series BBT 08 19, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	25,795	25,795
Series EGL 05 3014 Class A, 0.65% (Liquidity Facility Citibank NA) (b)(e)	7,700	7,700
Wake County Gen. Oblig.:
Bonds:
Series 2009 B, 5% 3/1/10	8,000	8,296
Series 2009 C, 4% 3/1/10	7,575	7,792
BAN Series 2008, 3.5% 10/15/09	34,600	34,880
Series 2007 A, 0.47% (Liquidity Facility Bank of America NA), VRDN (b)	1,100	1,100
Series 2007 B, 0.47% (Liquidity Facility Bank of America NA), VRDN (b)	3,000	3,000
		282,398
North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A2, 0.5% (Assured Guaranty Corp. Insured), VRDN (b)	7,000	7,000
Ohio - 3.4%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	12,700	12,700
Series B, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	4,900	4,900
American Muni. Pwr. Series 2008 A, 0.6% 6/5/09, LOC JPMorgan Chase Bank, CP	2,792	2,792
Avon Gen. Oblig. BAN 2.35% 5/14/09	1,925	1,925
Big Walnut Local School District BAN 2.5% 6/18/09	5,000	5,008
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.43%, LOC JPMorgan Chase Bank, VRDN (b)	3,395	3,395
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.) Series 2007 M, 0.36%, LOC JPMorgan Chase Bank, VRDN (b)	8,050	8,050
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.56%, LOC JPMorgan Chase Bank, VRDN (b)	7,910	7,910
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 0.43%, LOC JPMorgan Chase Bank, VRDN (b)	28,500	28,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	$ 3,800	$ 3,806
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.46% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	7,115	7,115
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 1.23%, VRDN (b)	4,300	4,300
(FirstEnergy Generation Corp. Proj.) Series 2008 A, 0.39%, LOC Barclays Bank PLC, VRDN (b)	37,060	37,060
Ohio Gen. Oblig.:
Bonds (Higher Ed. Cap. Facilities Proj.) Series 2002 II A, 5.5% 12/1/09	4,000	4,114
Participating VRDN:
Series BBT 3, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,745	5,745
Series Putters 02 306, 0.56% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	12,395	12,395
(Infrastructure Impt. Proj.) Series 2003 B, 0.38%, VRDN (b)	3,000	3,000
Ohio Higher Edl. Facility Commission Hosp. Rev.:
Series 2008 B5, 0.53% 6/15/09, CP	18,650	18,650
Series 2008 B6, 0.55% 9/3/09, CP	10,000	10,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 3.5%, LOC RBS Citizens NA, VRDN (b)	16,000	16,000
Series 2008 C, 0.39%, LOC Wells Fargo Bank NA, VRDN (b)	23,900	23,900
Series 2008 D, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	40,525	40,525
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.45%, LOC Barclays Bank PLC, VRDN (b)	6,585	6,585
		268,375
Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.52%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.5%, LOC KBC Bank NV, VRDN (b)	15,830	15,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.45%, LOC Bank of America NA, VRDN (b)	$ 16,950	$ 16,950
Univ. Hospitals Trust Rev. Series 2005 A, 0.5%, LOC Bank of America NA, VRDN (b)	10,250	10,250
		53,030
Oregon - 0.7%
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 0.53%, LOC Wells Fargo Bank NA, VRDN (b)	19,700	19,700
(PeaceHealth Proj.):
Series 2008 A, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)	27,510	27,510
Series 2008 D, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	7,000	7,000
		54,210
Pennsylvania - 3.7%
Allegheny County Series C58A, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	21,395	21,395
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 2.25%, LOC Citizens Bank of Pennsylvania, VRDN (b)	11,495	11,495
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,300	4,300
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.46%, LOC TD Banknorth, NA, VRDN (b)	8,500	8,500
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.47%, LOC Bank of America NA, VRDN (b)	6,000	6,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 3.47%, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,500	9,500
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,000	9,000
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2008, 0.3%, VRDN (b)	10,700	10,700
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.38%, VRDN (b)	1,235	1,235
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.45%, LOC Bank of America NA, VRDN (b)	$ 7,600	$ 7,600
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 0.9%, tender 7/1/09, LOC Wachovia Bank NA (b)	2,000	2,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.47%, LOC JPMorgan Chase Bank, VRDN (b)	12,875	12,875
Pennsylvania Gen. Oblig.:
Bonds Second Series 2005, 5.25% 1/1/10	1,200	1,236
Participating VRDN:
Series Putters 3250, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,825	2,825
Series ROC II R 11505, 0.64% (Liquidity Facility Citibank NA) (b)(e)	4,100	4,100
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.65%, LOC UniCredit SpA, VRDN (b)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,195	2,195
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,070	6,070
(King's College Proj.) Series 2001 H6, 0.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,525	3,525
(Marywood Univ. Proj.) Series 2005 A, 0.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,900	2,900
(St. Joseph's Univ. Proj.):
Series 2008 B, 3.2%, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,000	12,000
Series 2008 C, 0.43%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	550	550
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,900	6,900
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.53%, LOC Bank of America NA, VRDN (b)	28,925	28,925
Series 2008 B4, 0.5%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (b)	5,050	5,050
Philadelphia School District:
Series 2008 A1, 0.48%, LOC Bank of America NA, VRDN (b)	13,500	13,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District: - continued
Series 2008 A3, 0.5%, LOC Bank of America NA, VRDN (b)	$ 6,800	$ 6,800
Series 2008 C1, 0.46%, LOC TD Banknorth, NA, VRDN (b)	2,000	2,000
Series 2008 D1, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	13,000	13,000
Series 2008 D2, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,700	4,700
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 3.5%, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,400	12,400
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	29,300	29,300
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.46% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	8,100	8,100
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 3%, LOC RBS Citizens NA, VRDN (b)	3,900	3,900
		289,076
Rhode Island - 0.8%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	12,430	12,430
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.):
Series 2001 A, 0.25%, VRDN (b)	4,200	4,200
Series 2005 A, 0.2%, VRDN (b)	5,000	5,000
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.):
Series 2008 A, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	6,420	6,420
Series 2008 B, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	11,755	11,755
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.3%, LOC TD Banknorth, N.A., VRDN (b)	15,400	15,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.5%, LOC Bank of America NA, VRDN (b)	5,000	5,000
		60,205
South Carolina - 2.6%
Beaufort County School District BAN Series 2008 C, 2.5% 11/6/09	31,155	31,306
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B1, 0.45%, LOC Wachovia Bank NA, VRDN (b)	$ 15,475	$ 15,475
Charleston Wtrwks. & Swr. Rev. Series A, 0.5% (Liquidity Facility Bank of America NA), VRDN (b)	17,605	17,605
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.47%, LOC Wachovia Bank NA, VRDN (b)	15,300	15,300
Horry County School District Participating VRDN Series ROC II R 754 PB, 1.03% (Liquidity Facility Deutsche Postbank AG) (b)(e)	5,635	5,635
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 1.35%, VRDN (b)	18,700	18,700
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.63% (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.) Series 2009 A, 0.41%, LOC Branch Banking & Trust Co., VRDN (b)	4,585	4,585
(Palmetto Health Proj.):
Series 2008 A, 0.5%, LOC Bank of America NA, VRDN (b)	26,000	26,000
Series 2008 B, 0.5%, LOC Bank of America NA, VRDN (b)	16,450	16,450
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	4,595	4,595
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 0.55%, LOC Bank of America NA, VRDN (b)	5,100	5,100
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5% 1/1/10	1,000	1,028
Participating VRDN Series ROC II R 11426, 0.92% (Liquidity Facility Citibank NA) (b)(e)	10,600	10,600
0.5% 10/15/09, CP	2,000	2,000
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.55%, LOC Bank of America NA, VRDN (b)	7,950	7,950
Series 2003 B2, 0.47%, LOC Branch Banking & Trust Co., VRDN (b)	10,000	10,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.15% tender 5/1/09, CP mode	7,200	7,200
		203,644
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 2.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.5%, LOC Bank of America NA, VRDN (b)	$ 8,745	$ 8,745
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.5%, LOC Bank of America NA, VRDN (b)	3,905	3,905
Series 2003, 0.45%, LOC Bank of America NA, VRDN (b)	2,500	2,500
Series 2005, 0.45%, LOC Bank of America NA, VRDN (b)	8,115	8,115
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.52%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Series 2008 B, 0.53%, LOC Landesbank Baden-Wuert, VRDN (b)	4,800	4,800
Memphis Gen. Oblig. BAN 2% 5/18/10 (a)	12,200	12,378
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.5%, LOC Bank of America NA, VRDN (b)	15,300	15,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.5%, LOC Bank of America NA, VRDN (b)	6,900	6,900
Series 2002, 0.45%, LOC Bank of America NA, VRDN (b)	5,230	5,230
Series 2004, 0.45%, LOC Bank of America NA, VRDN (b)	9,040	9,040
Series 2006, 0.45%, LOC Bank of America NA, VRDN (b)	5,365	5,365
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	20,000	20,000
Shelby County Gen. Oblig. Series 2004 B, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	54,385	54,385
		160,963
Texas - 11.4%
Austin Util. Sys. Rev. Series A:
0.58% 6/9/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,139	8,139
0.6% 5/7/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,587	8,587
0.75% 6/5/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.78% 6/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,730	7,730
Bastrop Independent School District Participating VRDN Series ROC II R 492, 0.64% (Liquidity Facility Citibank NA) (b)(e)	6,110	6,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.58% (Liquidity Facility Deutsche Bank AG) (b)(e)	$ 5,252	$ 5,252
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 07 0020, 0.97% (Liquidity Facility Citibank NA) (b)(e)	19,800	19,800
Series ROC II R 11716, 0.64% (Liquidity Facility Citibank NA) (b)(e)	8,285	8,285
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	12,200	12,200
El Paso Gen. Oblig. Participating VRDN Series BA 08 1057, 0.93% (Liquidity Facility Bank of America NA) (b)(e)	6,430	6,430
El Paso Independent School District Bonds Series 2008 A, 4% 2/15/10 (Permanent School Fund of Texas Guaranteed)	6,365	6,536
Fort Worth Independent School District Bonds Series 2009, 3% 2/15/10 (a)	7,100	7,224
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	8,635	8,635
Granbury Independent School District Participating VRDN Series SG 129, 0.63% (Liquidity Facility Societe Generale) (b)(e)	4,815	4,815
Harris County Ind. Dev. Corp. Series 1998, 0.48%, LOC Royal Bank of Canada, VRDN (b)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.48%, LOC Wachovia Bank NA, VRDN (b)	10,000	10,000
Series 2008 D3, 0.33%, LOC Compass Bank, VRDN (b)	7,250	7,250
(YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
Series 2008 D, 0.5%, LOC Compass Bank, VRDN (b)	25,000	25,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	6,300	6,300
Series 2008 B1, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	5,100	5,100
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.64% (Liquidity Facility Citibank NA) (b)(e)	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.48%, LOC Compass Bank, VRDN (b)	$ 32,600	$ 32,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) Series 2004 C, 0.53%, LOC KBC Bank NV, VRDN (b)	13,000	13,000
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.83% (Liquidity Facility Citibank NA) (b)(e)	2,915	2,915
Series A, 0.6% 8/13/09, LOC Bank of New York, New York, CP	3,400	3,400
Series E1, 0.45% 6/2/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	41,600	41,600
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series SG 139, 0.64% (Liquidity Facility Societe Generale) (b)(e)	3,100	3,100
(Rice Univ. Proj.) Series 2008 B, 0.45%, VRDN (b)	7,000	7,000
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 2493, 0.88% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,525	2,525
Series 2008 A1, 0.5%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Irving Independent School District Participating VRDN Series PT 3954, 0.58% (Liquidity Facility Wells Fargo & Co.) (b)(e)	8,900	8,900
Keller Independent School District Participating VRDN Series Putters 2616, 0.58% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,325	5,325
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.58% (Liquidity Facility Deutsche Bank AG) (b)(e)	3,230	3,230
Lewisville Independent School District Participating VRDN Series SGA 134, 0.48% (Liquidity Facility Societe Generale) (b)(e)	1,290	1,290
Lower Colorado River Auth. Rev. Series A, 0.7% 5/18/09 (Liquidity Facility JPMorgan Chase Bank), CP	3,200	3,200
Mesquite Independent School District Participating VRDN Series Putters 1032, 0.58% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	6,840	6,840
Plano Independent School District Participating VRDN Series SGA 128, 0.48% (Liquidity Facility Societe Generale) (b)(e)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.74% (Liquidity Facility Societe Generale) (b)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 0.55%, VRDN (b)	5,400	5,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.58% (Liquidity Facility Deutsche Bank AG) (b)(e)	$ 8,325	$ 8,325
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2008 A, 5.5% 2/1/10	3,000	3,106
Participating VRDN:
Series BBT 08 26, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,370	5,370
Series SG 104, 0.64% (Liquidity Facility Societe Generale) (b)(e)	5,490	5,490
Series SG 105, 0.64% (Liquidity Facility Societe Generale) (b)(e)	29,400	29,400
Series 2003, 0.55% (Liquidity Facility Bank of America NA), VRDN (b)	12,600	12,600
Series A, 0.75% 7/9/09, CP	20,000	20,000
San Antonio Gen. Oblig. Bonds Series 2008, 4% 8/1/09	2,290	2,306
San Antonio Indl. Dev. Auth. Rev. Participating VRDN Series ROC II R 10333, 0.64% (Liquidity Facility Citibank NA) (b)(e)	5,905	5,905
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5 Class A, 0.83% (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Series 2001 A, 0.45% 7/7/09, CP	6,684	6,684
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.38%, LOC Compass Bank, VRDN (b)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.42%, VRDN (b)	9,900	9,900
Texas Gen. Oblig.:
Participating VRDN Series SG 152, 0.55% (Liquidity Facility Societe Generale) (b)(e)	9,970	9,970
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.45%, VRDN (b)	4,005	4,005
TRAN Series 2008, 3% 8/28/09	253,000	254,133
Texas Pub. Fin. Auth. Series 2002 A, 0.6% 8/13/09 (Liquidity Facility Texas Gen. Oblig.), CP	9,900	9,900
Texas Pub. Fin. Auth. Rev. Series 2003, 0.6% 8/6/09, CP	23,000	23,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.38%, LOC Bank of Scotland PLC, VRDN (b)	4,230	4,230
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,350	5,350
Series 2002 A, 0.55% 8/27/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2008 B, 0.2% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	$ 50,000	$ 50,000
Univ. of Texas Permanent Univ. Fund Rev.:
Participating VRDN Series BBT 08 59, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,000	6,000
Series 2008 A, 0.25%, VRDN (b)	5,000	5,000
Upper Trinity Reg'l. Wtr. District Series A, 0.6% 6/9/09, LOC Bank of America NA, CP	3,800	3,800
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.6%, LOC Compass Bank, VRDN (b)	4,780	4,780
		886,602
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B2, 0.6% 6/9/09 (Liquidity Facility Bank of Nova Scotia), CP	10,300	10,300
Series 1997 B3:
0.75% 6/5/09 (Liquidity Facility Bank of Nova Scotia), CP	7,000	7,000
0.75% 6/5/09 (Liquidity Facility Bank of Nova Scotia), CP	9,100	9,100
0.75% 6/11/09 (Liquidity Facility Bank of Nova Scotia), CP	7,000	7,000
Utah Gen. Oblig. Bonds Series 2003 A, 4.5% 7/1/09	5,500	5,522
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,755	5,755
		44,677
Virginia - 1.6%
Albemarle County Indl. Dev. Auth. Health Srv 0.52%, LOC Wachovia Bank NA, VRDN (b)	6,995	6,995
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2009 B1, 0.55%, tender 3/8/10 (b)	33,500	33,500
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.51%, LOC Branch Banking & Trust Co., VRDN (b)	4,250	4,250
Hanover County Eda Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	6,665	6,665
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.32%, VRDN (b)	4,700	4,700
Series 2003 B, 0.32%, VRDN (b)	24,100	24,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. (Sentara Healthcare Proj.) Series 2009 C, 0.27%, VRDN (b)	$ 5,500	$ 5,500
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.5%, LOC Bank of America NA, VRDN (b)	9,600	9,600
Univ. of Virginia Gen. Rev.:
Participating VRDN Series BBT 08 30, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	7,570	7,570
Series 2003 A, 0.55% 5/7/09, CP	7,000	7,000
Virginia Gen. Oblig. Bonds Series 2005 A, 4% 6/1/09	5,055	5,063
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.78% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,600	6,600
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,955	3,955
Series Putters 3036, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000	2,000
		127,498
Washington - 1.4%
King County Gen. Oblig. Participating VRDN Series Putters 2541, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,845	2,845
King County Swr. Rev. Series A, 0.6% 6/24/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	6,300	6,300
Port of Seattle Gen. Oblig. Series 2002 A2, 0.7% 7/9/09, LOC Bayerische Landesbank Girozentrale, CP	18,760	18,760
Port of Seattle Rev. Series 2001 A1, 0.65% 5/8/09, LOC Bank of America NA, CP	13,935	13,935
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds Series 2008 A, 3.75% 8/5/09	9,000	9,034
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)	6,715	6,715
Washington Gen. Oblig.:
Participating VRDN:
Series BA 08 1121, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	6,665	6,665
Series ROC II R 759 PB, 1.03% (Liquidity Facility Deutsche Postbank AG) (b)(e)	15,950	15,950
Series VR 96 A, 0.17% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,300	3,300
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.5%, LOC Bank of America NA, VRDN (b)	12,475	12,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(PeaceHealth Proj.) Series 2008 B, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	$ 4,000	$ 4,000
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.6%, LOC Bank of America NA, VRDN (b)	6,975	6,975
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.55%, LOC Bank of America NA, VRDN (b)	1,700	1,700
		108,654
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.43%, LOC Royal Bank of Scotland PLC, VRDN (b)	6,665	6,665
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 C, 0.45%, LOC Bank of America NA, VRDN (b)	2,500	2,500
Series 2008 D, 0.55%, LOC Bank of America NA, VRDN (b)	5,000	5,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.4%, LOC Branch Banking & Trust Co., VRDN (b)	6,000	6,000
		20,165
Wisconsin - 1.7%
Milwaukee Gen. Oblig. RAN Series 2008 M10, 3% 9/3/09	21,300	21,400
Pleasant Prairie Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 0.48%, LOC Wells Fargo Bank NA, VRDN (b)	9,100	9,100
Sun Prairie Area School District BAN 2% 3/1/10	19,450	19,646
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.45%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,600	5,600
Wisconsin Gen. Oblig. Participating VRDN Series BBT 08 47, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,400	6,400
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Series A, 0.65% tender 7/7/09, LOC U.S. Bank NA, Minnesota, CP mode	10,000	10,000
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.45%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	17,745	17,745
(Lutheran College Proj.) 0.52%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,000	15,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Participating VRDN:
Series MS 06 1864, 0.58% (Liquidity Facility Rabobank Nederland) (b)(e)(f)	$ 7,548	$ 7,548
Series Putters 299, 0.56% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	895	895
Series 2006 A, 0.58% 6/26/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,000	13,000
		136,234
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	2,730	2,730
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	3,200	3,200
		5,930
	Shares
Other - 1.8%
Fidelity Tax-Free Cash Central Fund, 0.46% (c)(d)	139,326,000	139,326
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $7,712,084)		7,712,084
NET OTHER ASSETS - 1.0%		80,621
NET ASSETS - 100%		$ 7,792,705
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,228,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 0.51% (Liquidity Facility Wells Fargo & Co.)	12/26/07 - 1/25/08	$ 26,680
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 0.58% (Liquidity Facility Rabobank Nederland)	11/18/08	$ 7,548
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 288
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,712,084	$ -	$ 7,712,084	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,572,758)	$ 7,572,758
Fidelity Central Funds (cost $139,326)	139,326
Total Investments (cost $7,712,084)		$ 7,712,084
Cash		3,016
Receivable for investments sold		34,501
Receivable for fund shares sold		146,022
Interest receivable		20,367
Distributions receivable from Fidelity Central Funds		39
Prepaid expenses		1,245
Receivable from investment adviser for expense reductions		147
Other affiliated receivables		202
Other receivables		30
Total assets		7,917,653

Liabilities
Payable for investments purchased Regular delivery	$ 9,955
Delayed delivery	19,638
Payable for fund shares redeemed	90,473
Distributions payable	13
Accrued management fee	1,647
Distribution fees payable	387
Other affiliated payables	2,786
Other payables and accrued expenses	49
Total liabilities		124,948

Net Assets		$ 7,792,705
Net Assets consist of:
Paid in capital		$ 7,792,343
Undistributed net investment income		2
Accumulated undistributed net realized gain (loss) on investments		360
Net Assets		$ 7,792,705

Daily Money Class: Net Asset Value, offering price and redemption price per share ($703,147 ÷ 702,510 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($562,639 ÷ 562,147 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($6,526,919 ÷ 6,524,076 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Interest		$ 31,539
Income from Fidelity Central Funds		288
Total income		31,827

Expenses
Management fee	$ 10,165
Transfer agent fees	8,140
Distribution fees	2,532
Accounting fees and expenses	337
Custodian fees and expenses	62
Independent trustees' compensation	16
Registration fees	367
Audit	30
Legal	15
Money Market Guarantee Program fee	1,719
Miscellaneous	40
Total expenses before reductions	23,423
Expense reductions	(2,225)	21,198
Net investment income		10,629
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		292
Net increase in net assets resulting from operations		$ 10,921

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,629	$ 148,134
Net realized gain (loss)	292	1,657
Net increase in net assets resulting from operations	10,921	149,791
Distributions to shareholders from net investment income	(10,627)	(148,140)
Distributions to shareholders from net realized gain	-	(61)
Total distributions	(10,627)	(148,201)
Share transactions - net increase (decrease)	(573,425)	2,616,032
Total increase (decrease) in net assets	(573,131)	2,617,622

Net Assets
Beginning of period	8,365,836	5,748,214
End of period (including undistributed net investment income of $2 and $0, respectively)	$ 7,792,705	$ 8,365,836

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.019	.030	.027	.016	.005
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.019	.030	.027	.016	.005
Distributions from net investment income	(.001)	(.019)	(.030)	(.027)	(.016)	(.005)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	(.001)	(.019)	(.030)	(.027)	(.016)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.05%	1.87%	3.07%	2.72%	1.58%	.47%
Ratios to Average Net Assets D, E
Expenses before reductions	.77% A	.73%	.73%	.73%	.74%	.74%
Expenses net of fee waivers, if any	.69% A	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.69% A	.61%	.54%	.54%	.61%	.69%
Net investment income	.10% A	1.81%	3.03%	2.70%	1.60%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 703	$ 922	$ 895	$ 617	$ 575	$ 625

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.016	.028	.024	.013	.002
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	-	.016	.028	.024	.013	.002
Distributions from net investment income	- F	(.016)	(.028)	(.024)	(.013)	(.002)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	-	(.016)	(.028)	(.024)	(.013)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.02%	1.62%	2.81%	2.46%	1.33%	.23%
Ratios to Average Net Assets D, E
Expenses before reductions	1.02% A	.98%	.98%	.98%	.99%	.99%
Expenses net of fee waivers, if any	.76% A	.95%	.95%	.95%	.95%	.94%
Expenses net of all reductions	.76% A	.86%	.82%	.79%	.86%	.93%
Net investment income	.03% A	1.56%	2.74%	2.45%	1.35%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 563	$ 660	$ 508	$ 519	$ 524	$ 504

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.021	.033	.029	.018	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.021	.033	.029	.018	.007
Distributions from net investment income	(.001)	(.021)	(.033)	(.029)	(.018)	(.007)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	(.001)	(.021)	(.033)	(.029)	(.018)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.15%	2.13%	3.32%	2.97%	1.84%	.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.52% A	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.49% A	.36%	.29%	.29%	.36%	.44%
Net investment income	.30% A	2.06%	3.28%	2.95%	1.85%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 6,527	$ 6,784	$ 4,346	$ 2,661	$ 1,856	$ 1,049

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. Effective the close of business on December 23, 2008, Treasury was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of April 30, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses - continued

The Board of Trustees of the Funds approved the participation by the Funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program"). The Funds paid the U.S. Treasury Department fees based on the number of shares outstanding as of September 19, 2008 to participate in the Program. Treasury paid 0.025% to participate through April 30, 2009, and Prime and Tax-Exempt each paid 0.04% to participate through September 18, 2009. Under the Program, if a Fund's market value per share drops below $0.995 on any day a Fund is participating, shareholders of record on that date who also held shares in that Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of that Fund. The fees are amortized over the period of participation in the Program. This expense is borne by the Funds without regard to any expense limitation currently in effect.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury	$ 5,829,254	$ -	$ -	$ -
Prime	25,309,942	-	-	-
Tax-Exempt	7,712,084	-	-	-

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.25% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	-%	.25%	$ 4,906	$ 3,591
Capital Reserves Class	.25%	.25%	6,390	5,475
Advisor B Class	.75%	.25%	498	485
Advisor C Class	.75%	.25%	1,208	1,128
			$ 13,002	$ 10,679
Prime
Daily Money Class	-%	.25%	$ 13,402	$ 1,690
Capital Reserves Class	.25%	.25%	35,369	2,688
			$ 48,771	$ 4,378
Tax-Exempt
Daily Money Class	-%	.25%	$ 1,002	$ 271
Capital Reserves Class	.25%	.25%	1,530	652
			$ 2,532	$ 923

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Daily Money Class	$ 4
Advisor B Class*	$ 301
Advisor C Class*	$ 58
Prime
Daily Money Class	$ 17
Tax-Exempt
Daily Money Class	$ 14

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury - Daily Money Class	$ 3,939
Treasury - Capital Reserves Class	2,557
Treasury - Advisor B Class	101
Treasury - Advisor C Class	244
$ 6,841
Prime - Daily Money Class	$ 10,751
Prime - Capital Reserves Class	14,149
$ 24,900
Tax-Exempt - Daily Money Class	$ 803
Tax-Exempt - Capital Reserves Class	613
Tax-Exempt - Fidelity Tax-Free Money Market Fund	6,724
$ 8,140

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser
Treasury
Daily Money Class	.70%*	$ 217
Capital Reserves Class	.95%*	154
Advisor B Class	1.45%*	6
Advisor C Class	1.45%*	14
Prime
Daily Money Class	.70%	$ 2,012
Capital Reserves Class	.95%	2,769
Tax-Exempt
Daily Money Class	.70%	$ 108
Capital Reserves Class	.95%	88
Fidelity Tax-Free Money Market Fund	.45%	842

* Effective December 23, 2008 the expense limitations were discontinued for Treasury.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Treasury
Daily Money Class	$ 3,605
Capital Reserves Class	5,498
Advisor B Class	465
Advisor C Class	1,126
Tax-Exempt
Daily Money Class	$ 198
Capital Reserves Class	699

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Treasury	$ 4	$	$ -
Daily Money Class		-
Capital Reserves Class		-
Advisor B Class		-
Advisor C Class		-

Semiannual Report

6. Expense Reductions - continued

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Prime	$ 5	$	$ -
Daily Money Class		-
Capital Reserves Class		-
Tax-Exempt	46		121
Daily Money Class		12
Capital Reserves Class		9
Fidelity Tax-Free Money Market Fund		102

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Treasury - Daily Money Class	$ 448	$ 38,988
Treasury - Capital Reserves Class	287	29,710
Treasury - Advisor B Class	10	690
Treasury - Advisor C Class	27	1,657
Total	$ 772	$ 71,045
Prime - Daily Money Class	$ 54,771	$ 278,848
Prime - Capital Reserves Class	55,766	324,304
Total	$ 110,537	$ 603,152
Tax-Exempt - Daily Money Class	$ 457	$ 18,517
Tax-Exempt - Capital Reserves Class	118	9,361
Tax-Exempt - Fidelity Tax-Free Money Market Fund	10,052	120,262
Total	$ 10,627	$ 148,140
From net realized gain
Tax-Exempt - Daily Money Class	$ -	$ 9
Tax-Exempt - Capital Reserves Class	-	5
Tax-Exempt - Fidelity Tax-Free Money Market Fund	-	47
Total	$ -	$ 61

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
Treasury - Daily Money Class Shares sold	7,190,854	11,518,248
Reinvestment of distributions	424	36,996
Shares redeemed	(7,867,028)	(9,250,256)
Net increase (decrease)	(675,750)	2,304,988
Treasury - Capital Reserves Class Shares sold	3,406,291	8,864,137
Reinvestment of distributions	271	28,273
Shares redeemed	(4,376,937)	(7,686,308)
Net increase (decrease)	(970,375)	1,206,102
Treasury - Advisor B Class Shares sold	38,332	101,358
Reinvestment of distributions	10	630
Shares redeemed	(38,516)	(62,724)
Net increase (decrease)	(174)	39,264
Treasury - Advisor C Class Shares sold	104,270	328,217
Reinvestment of distributions	25	1,574
Shares redeemed	(154,897)	(193,171)
Net increase (decrease)	(50,602)	136,620
Prime - Daily Money Class Shares sold	17,265,320	39,259,454
Reinvestment of distributions	53,230	269,860
Shares redeemed	(15,807,004)	(38,434,605)
Net increase (decrease)	1,511,546	1,094,709
Prime - Capital Reserves Class Shares sold	24,000,384	53,579,376
Reinvestment of distributions	54,532	316,355
Shares redeemed	(23,297,042)	(51,384,615)
Net increase (decrease)	757,874	2,511,116
Tax-Exempt - Daily Money Class Shares sold	1,204,874	4,722,950
Reinvestment of distributions	431	17,544
Shares redeemed	(1,424,073)	(4,713,557)
Net increase (decrease)	(218,768)	26,937
Tax-Exempt - Capital Reserves Class Shares sold	941,164	2,765,940
Reinvestment of distributions	113	9,134
Shares redeemed	(1,038,641)	(2,622,724)
Net increase (decrease)	(97,364)	152,350

Semiannual Report

8. Share Transactions - continued

	Six months ended April 30, 2009	Year ended October 31, 2008
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	12,657,642	30,749,743
Reinvestment of distributions	9,898	118,196
Shares redeemed	(12,924,833)	(28,431,194)
Net increase (decrease)	(257,293)	2,436,745

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the market volatility. As a result, Tax-Exempt Fund's cash position may be significant during the period.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York Mellon

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-SANN-0609
1.703547.111

Fidelity
Tax-Free Money Market
Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments with their values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Daily Money Class	.69%
Actual		$ 1,000.00	$ 1,000.50	$ 3.42**
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46**
Capital Reserves Class	.76%
Actual		$ 1,000.00	$ 1,000.20	$ 3.77**
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81**
Fidelity Tax-Free Money Market Fund	.49%
Actual		$ 1,000.00	$ 1,001.50	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Tax-Exempt
Daily Money Class	.74%
Actual		$ 3.67
HypotheticalA		$ 3.71
Capital Reserves Class	.99%
Actual		$ 4.91
HypotheticalA		$ 4.96

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 4/30/09	% of fund's investments 10/31/08	% of fund's investments 4/30/08
0 - 30	77.5	73.0	83.1
31 - 90	8.2	9.2	7.6
91 - 180	8.7	6.6	6.4
181 - 397	5.6	11.2	2.9
Weighted Average Maturity
	4/30/09	10/31/08	4/30/08
Tax-Exempt Fund	35 Days	37 Days	26 Days
All Tax-Free Money Market Funds Average*	24 Days	29 Days	25 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2009	As of October 31, 2008
Variable Rate Demand Notes (VRDNs) 73.0%	Variable Rate Demand Notes (VRDNs) 49.2%
Commercial Paper (including CP Mode) 8.4%	Commercial Paper (including CP Mode) 10.8%
Tender Bonds 0.8%	Tender Bonds 0.8%
Municipal Notes 12.1%	Municipal Notes 10.9%
Fidelity Tax-Free Cash Central Fund 1.8%	Fidelity Tax-Free Cash Central Fund 1.2%
Other Investments 2.9%	Other Investments 1.7%
Net Other Assets 1.0%	Net Other Assets 25.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount (000s)	Value (000s)
Alaska - 0.4%
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.53% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 12,250	$ 12,250
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 0.5%, VRDN (b)	19,000	19,000
		31,250
Arizona - 2.4%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2008 A, 0.33%, LOC Lloyds TSB Bank PLC, VRDN (b)	6,500	6,500
Series 2008 B, 0.42%, LOC Lloyds TSB Bank PLC, VRDN (b)	6,300	6,300
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	4,865	4,913
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 C, 0.49%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	31,610	31,610
Series 2008 E, 0.45%, LOC Landesbank Baden-Wuert, VRDN (b)	7,300	7,300
(Catholic Healthcare West Proj.):
Series 2008 A, 0.38%, LOC Bank of America NA, VRDN (b)	8,000	8,000
Series 2008 B, 0.38%, LOC Bank of America NA, VRDN (b)	11,000	11,000
Series 2008 C, 0.5%, LOC Bank of America NA, VRDN (b)	26,400	26,400
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.46%, LOC Wachovia Bank NA, VRDN (b)	14,500	14,500
Pima County Indl. Dev. Auth. Rev.:
(Broadway Proper Congregate Proj.) Series 2000 A, 0.52%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,400	4,400
(Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.44%, LOC JPMorgan Chase Bank, VRDN (b)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 3511, 0.93% (Liquidity Facility Bank of America NA) (b)(e)	3,750	3,750
Series EGL 06 0141, 0.65% (Liquidity Facility Citibank NA) (b)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.65% (Liquidity Facility Citibank NA) (b)(e)	11,200	11,200
Series EGL 07 0012, 0.68% (Liquidity Facility Citibank NA) (b)(e)	13,850	13,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series Putters 3242, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 4,200	$ 4,200
Series ROC II R 10362, 0.64% (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
		190,823
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	4,900	4,900
California - 0.7%
California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences Proj.) Series 2008 C, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	7,500	7,500
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.6%, LOC Societe Generale, VRDN (b)	3,100	3,100
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series ROC II R 11301, 0.59% (Liquidity Facility Citibank NA) (b)(e)	4,290	4,290
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series ROC II R 11251, 0.59% (Liquidity Facility Citibank NA) (b)(e)	2,200	2,200
Series ROC II R 12020, 0.59% (Liquidity Facility Citibank NA) (b)(e)	9,955	9,955
San Joaquin County Trans. Auth. Sales Tax Rev. 0.6% 5/7/09, LOC Citibank NA, CP	19,500	19,500
Turlock Irrigation District Ctfs. Prtn. (Cap. Impts. and Rfdg. Proj.) Series 2001 A, 0.25%, LOC Societe Generale, VRDN (b)	10,200	10,200
		56,745
Colorado - 3.6%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	15,190	15,190
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)	4,540	4,540
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	$ 4,625	$ 4,625
Series BA 08 1090, 0.93% (Liquidity Facility Bank of America NA) (b)(e)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.57%, LOC JPMorgan Chase Bank, VRDN (b)	37,865	37,865
(Catholic Health Initiatives Proj.):
Series 2000 B, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,600	5,600
Series 2004 B:
0.41% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	24,465	24,465
0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	8,400	8,400
Series 2004 B1, 0.49% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	3,200	3,200
Series 2004 B2, 0.41% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	9,200	9,200
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0039, 0.96% (Liquidity Facility Citibank NA) (b)(e)	17,575	17,575
Series EGL 07 0040, 0.96% (Liquidity Facility Citibank NA) (b)(e)	9,800	9,800
0.45% 7/7/09, LOC WestLB AG, CP	10,400	10,400
Colorado Springs Utils. Rev. Series 2000 A, 0.4%, VRDN (b)	67,750	67,750
Denver City & County Ctfs. of Prtn. Series A, 0.65% 5/5/09, LOC Wachovia Bank NA, CP	17,500	17,500
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.5%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,000	7,000
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.57%, LOC Compass Bank, VRDN (b)	16,970	16,970
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	9,400	9,400
		280,880
Connecticut - 0.7%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.7% tender 5/7/09, CP mode	3,000	3,000
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	17,500	17,764
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.7% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	$ 22,900	$ 22,900
(Hartford Hosp. Proj.) Series B, 0.45%, LOC Bank of America NA, VRDN (b)	2,500	2,500
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.) Series 2008, 0.38%, LOC HSBC Bank USA, NA, VRDN (b)	4,700	4,700
New Haven Gen. Oblig. Series A, 0.65% 6/11/09, LOC Landesbank Hessen-Thuringen, CP	5,000	5,000
		55,864
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.2%, VRDN (b)	3,500	3,500
Series 1999 A, 1.25%, VRDN (b)	2,800	2,800
		6,300
District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	31,990	31,990
Series 2008 B, 0.5%, LOC Bank of America NA, VRDN (b)	8,000	8,000
TRAN 2.5% 9/30/09	15,000	15,087
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.52%, LOC Wachovia Bank NA, VRDN (b)	12,145	12,145
(American Univ. Proj.) Series 2008, 0.45%, LOC Bank of America NA, VRDN (b)	1,400	1,400
(George Washington Univ. Proj.) Series 1999 C, 0.38%, LOC Bank of America NA, VRDN (b)	9,025	9,025
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.45%, LOC Wachovia Bank NA, VRDN (b)	6,500	6,500
Series 1998 A Tranche II, 0.5%, LOC Bank of America NA, VRDN (b)	15,475	15,475
Series 1998 A Tranche III, 0.5%, LOC Bank of America NA, VRDN (b)	3,575	3,575
(The AARP Foundation Proj.) Series 2004, 0.5%, LOC Bank of America NA, VRDN (b)	1,450	1,450
(The Phillips Collection Issue Proj.) Series 2003, 0.5%, LOC Bank of America NA, VRDN (b)	5,315	5,315
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.5%, LOC Bank of America NA, VRDN (b)	$ 25,960	$ 25,960
(Georgetown Univ. Proj.) Series 2007 B1, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
		138,422
Florida - 9.6%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock At The Univ. of Florida, Inc. Proj.) Series 2007, 0.52%, LOC Bank of Scotland PLC, VRDN (b)	9,000	9,000
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.6% tender 6/4/09, LOC Bank of America NA, CP mode	13,800	13,800
Brevard County School Board RAN 1.5% 4/23/10	19,000	19,181
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.54%, LOC Freddie Mac, VRDN (b)	5,940	5,940
Broward County School District TAN Series 2008, 3.5% 9/30/09	27,500	27,693
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.45%, VRDN (b)	15,300	15,300
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.5%, LOC Bank of America NA, VRDN (b)	2,900	2,900
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 2.35%, tender 5/15/09 (b)	7,300	7,300
Florida Board of Ed. Participating VRDN Series ROC II R 12079, 0.68% (Liquidity Facility Citibank NA) (b)(e)	15,215	15,215
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 1054, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	6,615	6,615
Series BBT 08 16, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	10,830	10,830
Series EGL 07 0049, 0.63% (Liquidity Facility Citibank NA) (b)(e)	29,585	29,585
Series Putters 3251, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,025	3,025
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series EGL 07 87A, 0.96% (Liquidity Facility Citibank NA) (b)(e)	11,955	11,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Tpk. Rev. Participating VRDN: - continued
Series Putters 2539, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 7,115	$ 7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.62% (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.5%, LOC Fannie Mae, VRDN (b)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.5%, LOC Fannie Mae, VRDN (b)	4,460	4,460
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	12,900	12,955
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	9,445	9,445
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 2% 1/15/10	8,395	8,474
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.52% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	12,750	12,750
Gainesville Utils. Sys. Rev. Series 2008 B, 0.46% (Liquidity Facility Bank of New York, New York), VRDN (b)	5,365	5,365
Highlands County Health Facilities Auth. Rev.:
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (b)	5,700	5,792
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.25%, VRDN (b)	30,100	30,100
Indian River County School District TAN 2.75% 6/30/09	12,000	12,022
Jacksonville Econ. Dev. Commission Rev.:
(Bolles School Proj.) Series 1999 A, 0.67%, LOC Wachovia Bank NA, VRDN (b)	430	430
(YMCA of Florida's First Coast Proj.) 0.5%, LOC Bank of America NA, VRDN (b)	6,740	6,740
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.45% tender 7/8/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	33,400	33,400
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 B, 0.46%, LOC Branch Banking & Trust Co., VRDN (b)	5,825	5,825
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1992:
0.65% tender 5/1/09, CP mode	6,000	6,000
0.65% tender 5/5/09, CP mode	16,700	16,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lakeland Elec. & Wtr. Rev. Bonds Series 1999 C, 6.05% 10/1/09	$ 4,000	$ 4,077
Miami-Dade County Gen. Oblig. Participating VRDN Series BA 08 1126, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	5,070	5,070
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) Series 2002, 0.5%, LOC Bank of America NA, VRDN (b)	3,380	3,380
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series BA 08 1125X, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	5,675	5,675
Miami-Dade County School District RAN Series 2009, 1.5% 1/28/10	86,500	87,015
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 0.85% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	11,000	11,000
North Broward Hosp. District Rev. Series 2005 A, 0.52%, LOC Wachovia Bank NA, VRDN (b)	8,300	8,300
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.52%, LOC Bank of America NA, VRDN (b)	6,270	6,270
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.5%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 A, 0.43%, VRDN (b)	14,500	14,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.59%, LOC Northern Trust Co., Chicago, VRDN (b)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.47%, LOC Commerce Bank NA, VRDN (b)	13,700	13,700
(Planned Parenthood Proj.) Series 2002, 0.59%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.47%, LOC Northern Trust Co., Chicago, VRDN (b)	7,850	7,850
Palm Beach County School District:
RAN 0.85% 3/10/10	26,935	26,953
TAN Series 2008, 3.75% 9/23/09	61,700	62,099
0.65% 5/7/09, LOC Bank of America NA, CP	20,900	20,900
0.65% 5/7/09, LOC Bank of America NA, CP	18,200	18,200
Panama City Beach Participating VRDN Series Solar 2006 129, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	9,030	9,030
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.5%, LOC Bank of America NA, VRDN (b)	14,100	14,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.47%, LOC Wachovia Bank NA, VRDN (b)	$ 8,875	$ 8,875
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.):
Series 2005 A2, 0.47%, LOC Wachovia Bank NA, VRDN (b)	6,500	6,500
Series 2005 B2, 0.47%, LOC Wachovia Bank NA, VRDN (b)	9,515	9,515
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.46%, LOC Branch Banking & Trust Co., VRDN (b)	3,300	3,300
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.5%, LOC Bank of America NA, VRDN (b)	4,170	4,170
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 2473, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,035	1,035
Sunshine State Govt. Fing. Commission Rev. Series H, 0.7% 6/10/09, CP	12,500	12,500
Volusia County School District TAN Series 2008, 3% 9/9/09	15,000	15,073
		748,909
Georgia - 3.2%
Atlanta Arpt. Rev. Series 2005 A2, 0.55% 5/4/09, LOC Bayerische Landesbank, LOC Calyon SA, CP	10,706	10,706
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.47%, LOC Wachovia Bank NA, VRDN (b)	10,900	10,900
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Series 1996-1, 0.55% 6/4/09, CP	23,000	23,000
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.49%, LOC Branch Banking & Trust Co., VRDN (b)	3,000	3,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.4%, LOC Fannie Mae, VRDN (b)	11,450	11,450
DeKalb County School District Bonds Series 2007, 5% 2/1/10	2,675	2,763
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.51%, LOC Branch Banking & Trust Co., VRDN (b)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.5%, LOC Bank of America NA, VRDN (b)	9,000	9,000
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 C, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.): - continued
Series 2008 D, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 16,300	$ 16,300
Series 2008 F, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	16,800	16,800
Series 2008 G, 0.5%, LOC Bayerische Landesbank, VRDN (b)	15,430	15,430
Series 2008 H, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	25,600	25,600
Georgia Gen. Oblig.:
Bonds:
Series 1998 B, 5.75% 7/1/09	5,000	5,039
Series 1999 B, 5.75% 8/1/09	5,000	5,063
Participating VRDN Series Clipper 07 53, 0.66% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	9,995	9,995
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	4,500	4,528
Series E, 3% 12/16/09	6,700	6,741
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 2.1%, tender 7/14/09 (b)	9,000	9,000
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 0.43%, LOC Bayerische Landesbank, VRDN (b)	23,000	23,000
BAN Series A, 1.25% 5/7/10	9,800	9,840
Series A, 0.6% 5/28/09, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	3,400	3,400
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 0.4%, LOC Fannie Mae, VRDN (b)	3,800	3,800
		246,755
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 153, 0.97% (Liquidity Facility Citibank NA) (b)(e)	6,695	6,695
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.37%, LOC Wells Fargo Bank NA, VRDN (b)	15,000	15,000
Illinois - 6.0%
Chicago Board of Ed. Series 2009 A1, 0.45%, LOC Harris NA, VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
Bonds Series 2008, 0.7%, tender 10/7/09, LOC Harris NA (b)	$ 6,200	$ 6,200
Participating VRDN:
Series ROC II R 11270, 0.82% (Liquidity Facility Citibank NA) (b)(e)	20,705	20,705
Series Solar 06 38, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 08 60, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	4,385	4,385
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	11,600	11,600
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.5%, LOC Harris NA, VRDN (b)	12,000	12,000
Series 2008 C2, 0.5%, LOC Bank of America NA, VRDN (b)	15,800	15,800
Series 2008 C3, 0.5%, LOC Northern Trust Co., Chicago, VRDN (b)	5,000	5,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.48%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	20,000	20,000
Series 2004 A3, 0.5%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,450	8,450
Cook County Gen. Oblig. Bonds Series 1992 C, 6% 11/15/09	2,000	2,039
DuPage County Rev. (Morton Arboretum Proj.) 0.5%, LOC Bank of America NA, VRDN (b)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.61%, LOC Harris NA, VRDN (b)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series MACN 05 D, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	7,010	7,010
(ACI Cultural Pooled Fing. Prog.) Series 2000, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	5,900	5,900
(Elmhurst College Proj.) Series 2003, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	2,175	2,175
0.45% 7/7/09, LOC Northern Trust Co., Chicago, CP	21,526	21,526
0.45% 7/7/09, LOC Northern Trust Co., Chicago, CP	3,850	3,850
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, 0.48%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	18,200	18,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	$ 4,165	$ 4,165
Series EGL 06 118, Class A, 0.65% (Liquidity Facility Citibank NA) (b)(e)	9,450	9,450
Series Putters 3288Z, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	32,400	32,400
(Chicago Historical Society Proj.) Series 2006, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	7,175	7,175
(Chicago Symphony Orchestra Proj.) Series 2008, 2.5%, LOC RBS Citizens NA, VRDN (b)	15,015	15,015
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	14,300	14,300
Series 2008 D, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	19,500	19,500
Series 2008 B, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	24,580	24,580
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.37%, LOC Wells Fargo Bank NA, VRDN (b)	5,700	5,700
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	8,000	8,000
(Resurrection Health Care Sys. Proj.) Series 2008 A, 0.5%, LOC Bank of America NA, VRDN (b)	3,000	3,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.38%, LOC Northern Trust Co., Chicago, VRDN (b)	3,600	3,600
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.54%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	6,580	6,580
(The Art Institute of Chicago Proj.):
Series 2009 B1, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Series 2009 B2, 0.48%, LOC Northern Trust Co., Chicago, VRDN (b)	3,800	3,800
(The Carle Foundation Proj.):
Series 2009 C, 0.3%, LOC Northern Trust Co., Chicago, VRDN (b)	1,800	1,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Carle Foundation Proj.):
Series 2009 D, 0.43%, LOC JPMorgan Chase Bank, VRDN (b)	$ 6,875	$ 6,875
Illinois Health Facilities Auth. Rev.:
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	16,575	16,575
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 0.5%, LOC Bank of America NA, VRDN (b)	6,475	6,475
Series 2003 B, 0.5%, LOC Bank of America NA, VRDN (b)	22,545	22,545
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.8%, LOC Bank of America NA, VRDN (b)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.66% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	10,350	10,350
Univ. of Illinois Rev.:
Participating VRDN Series EGL 06 124, 0.83% (Liquidity Facility Citibank NA) (b)(e)	18,600	18,600
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.53%, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,000	1,000
(UIC South Campus Dev. Proj.) Series 2008, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	9,500	9,500
		469,700
Indiana - 1.9%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	18,280	18,280
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.55% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,000	10,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.5%, LOC Royal Bank of Scotland PLC, VRDN (b)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	8,825	8,825
(Hanover College Proj.) Series 2004 B, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.5%, LOC Bank of America NA, VRDN (b)	$ 11,500	$ 11,500
Series 2008 G, 0.25%, LOC Bank of New York, New York, VRDN (b)	5,250	5,250
Series 2008 J, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E1, 0.36%, VRDN (b)	11,400	11,400
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 0.52%, LOC JPMorgan Chase Bank, VRDN (b)	21,525	21,525
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.) Series 2005 D, 0.41%, LOC Branch Banking & Trust Co., VRDN (b)	10,205	10,205
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2000, 0.5%, LOC Bank of America NA, VRDN (b)	10,045	10,045
Series 2006, 0.5%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,200	5,200
		145,630
Iowa - 0.3%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	6,440	6,440
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.4%, VRDN (b)	17,000	17,000
		23,440
Kansas - 0.8%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (b)	23,160	23,160
Wichita Gen. Oblig. BAN Series 226, 0.8% 11/19/09	37,375	37,377
		60,537
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.4%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 18,235	$ 18,235
Warren County Hosp. Rev. (Bowling Green-Warren County Cmnty. Hosp. Corp. Proj.) Series 2008, 0.63% (Assured Guaranty Corp. Insured), VRDN (b)	16,700	16,700
		34,935
Louisiana - 2.1%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 06 0137, 1.08% (Liquidity Facility Citibank NA) (b)(e)	11,550	11,550
Series EGL 06 30, 0.98% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	20,000	20,000
Series ROC II R 10399, 0.97% (Liquidity Facility Citibank NA) (b)(e)	15,000	15,000
Series ROC II R 10404, 0.97% (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
Louisiana Gen. Oblig. Series 2008 A, 0.45%, LOC BNP Paribas SA, VRDN (b)	38,900	38,900
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.63%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	30,000	30,000
Series 2008 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2008 D2, 0.32%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	5,250	5,250
		161,975
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	7,995	7,995
Maryland - 3.1%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.48% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	13,785	13,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig. Series 2002 D, 0.55% 9/3/09 (Liquidity Facility BNP Paribas SA), CP	$ 25,900	$ 25,900
Howard County Gen. Oblig. 0.65% 6/10/09 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	19,000	19,000
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)	9,865	9,865
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,845	3,845
(Adventist Healthcare Proj.) Series 2005 A, 0.47%, LOC Bank of America NA, VRDN (b)	3,000	3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.5%, LOC Bank of America NA, VRDN (b)	6,115	6,115
Series 2007 C, 0.48%, LOC Bank of America NA, VRDN (b)	45,215	45,215
Series 2007 D, 0.47%, LOC Wachovia Bank NA, VRDN (b)	8,700	8,700
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 3%, LOC Citizens Bank of Pennsylvania, VRDN (b)	14,200	14,200
Series 2008 C, 0.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.48%, LOC Bank of America NA, VRDN (b)	16,050	16,050
Series F, 0.6% 6/4/09, LOC Bank of America NA, CP	21,500	21,500
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.57%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	12,670	12,670
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.5%, LOC Bank of America NA, VRDN (b)	2,730	2,730
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,965	7,965
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.3%, LOC Fannie Mae, VRDN (b)	5,050	5,050
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.47%, LOC Bank of America NA, VRDN (b)	9,470	9,470
		242,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 2.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, 0.47% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 12,070	$ 12,070
Massachusetts Dev. Fin. Agcy. Rev. (Babson College Proj.) Series 2008 A, 3%, LOC RBS Citizens NA, VRDN (b)	16,675	16,675
Massachusetts Gen. Oblig.:
Series 2005 A, 0.55% (Liquidity Facility Citibank NA), VRDN (b)	22,400	22,400
Series 2006 A, 0.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	26,630	26,630
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series ROC II R 10416, 0.63% (Liquidity Facility Citibank NA) (b)(e)	7,750	7,750
(Harvard Univ. Proj.) Series BB 0.2%, VRDN (b)	39,300	39,300
(Pool Ln. Prog.) Series 2007 M3D, 4%, LOC RBS Citizens NA, VRDN (b)	6,000	6,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN Series ROC II R 10384, 0.96% (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
Series A, 0.45% 7/8/09, LOC Bank of Nova Scotia, New York Agcy., CP	20,800	20,800
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series ROC II R 11316, 0.94% (Liquidity Facility Citibank NA) (b)(e)	14,830	14,830
Series 2002 C, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (b)	7,000	7,000
Series 2008 C, 0.33% (Liquidity Facility Bayerische Landesbank), VRDN (b)	2,615	2,615
		185,970
Michigan - 2.9%
Grand Valley Michigan State Univ. Rev.:
Series 2005, 3%, LOC RBS Citizens NA, VRDN (b)	10,045	10,045
Series 2008 B, 3%, LOC RBS Citizens NA, VRDN (b)	7,140	7,140
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.43% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	23,000	23,000
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	7,800	7,800
Series 5, 0.7% 6/4/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,160	2,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2008 B2, 0.25%, VRDN (b)	$ 11,000	$ 11,000
Series 2008 B4, 0.25%, VRDN (b)	10,500	10,500
(Henry Ford Health Sys. Proj.):
Series 2006 C, 3.5%, LOC RBS Citizens NA, VRDN (b)	8,500	8,500
Series 2007, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	45,115	45,115
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.73%, LOC Banco Santander SA, VRDN (b)	6,300	6,300
Michigan Muni. Bond Auth. Rev. Participating VRDN Series Putters 3263, 0.56% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,990	4,990
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Edison Co. Proj.) Series 2008 ET, 0.55%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	3,900	3,900
(Van Andel Research Institute Proj.) Series 2008, 0.5%, LOC Bank of America NA, VRDN (b)	75,000	75,000
		224,450
Minnesota - 2.6%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.5%, LOC Freddie Mac, VRDN (b)	5,000	5,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2008 C, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	5,800	5,800
Series 2008 D, 0.44%, LOC Wells Fargo Bank NA, VRDN (b)	2,300	2,300
Series 2008 E, 0.35%, LOC Wells Fargo Bank NA, VRDN (b)	14,000	14,000
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C3, 0.48% (Assured Guaranty Corp. Insured), VRDN (b)	20,000	20,000
Series 2008 C4, 0.47% (Assured Guaranty Corp. Insured), VRDN (b)	25,300	25,300
Minnesota Gen. Oblig.:
Bonds:
Series 2008 C, 5% 8/1/09	4,965	5,007
5% 8/1/09	14,000	14,106
5% 11/1/09	5,000	5,099
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig.: - continued
Participating VRDN Series Putters 3265, 0.56% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 10,000	$ 10,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.59%, LOC Fannie Mae, VRDN (b)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A1, 0.5%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Series 2008 A2, 0.42%, LOC Wells Fargo Bank NA, VRDN (b)	73,250	73,250
Series 2008 A3, 0.42%, LOC Wells Fargo Bank NA, VRDN (b)	5,910	5,910
Rochester Health Care Facilities Rev. Series 2008 C, 0.8% 8/13/09, CP	10,000	10,000
		203,322
Mississippi - 1.4%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.3%, VRDN (b)	15,000	15,000
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 0.51% (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	26,680	26,680
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.5%, LOC Bank of America NA, VRDN (b)	32,000	32,000
(Harrison County Proj.) Series 2008 A2, 0.5%, LOC Bank of America NA, VRDN (b)	13,525	13,525
Mississippi Gen. Oblig. 0.7% (Liquidity Facility Bank of America NA), VRDN (b)	24,900	24,900
		112,105
Missouri - 1.5%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	2,650	2,650
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.48%, LOC Bank of America NA, VRDN (b)	15,000	15,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.52%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,870	2,870
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.: - continued
(Saint Louis Univ. Proj.) Series 2008 A2, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	$ 2,000	$ 2,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Sys. Proj.) Series B, 0.7% tender 6/3/09, LOC Bank of Nova Scotia, New York Agcy., CP mode	8,000	8,000
(Bethesda Health Group Proj.) Series 2001 A, 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (b)	30,475	30,475
(SSM Health Care Sys. Proj.):
Series 2005 A1, 0.5%, LOC Bank of America NA, VRDN (b)	2,600	2,600
Series 2005 C2, 0.5%, LOC Bank of America NA, VRDN (b)	17,200	17,200
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.47%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,000	9,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	13,945	13,945
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.41%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,000	8,000
		115,740
Nebraska - 0.5%
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	1,790	1,790
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.48% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	11,090	11,090
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2002 B, 4.5% 2/1/10	1,000	1,029
Participating VRDN Series BBT 2060, 0.53% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	23,090	23,090
		36,999
Nevada - 1.4%
Clark County Arpt. Rev.:
Series 2008 D2, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)	17,000	17,000
Series 2008 D3, 0.55%, LOC Bayerische Landesbank, VRDN (b)	14,350	14,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax:
Participating VRDN:
Series Putters 1309, 0.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 4,235	$ 4,235
Series ROC II R 11507, 0.64% (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Series 2008 A:
0.65% 7/7/09, LOC BNP Paribas SA, CP	3,600	3,600
0.65% 8/6/09, LOC BNP Paribas SA, CP	5,000	5,000
0.85% 7/9/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	12,000	12,000
Series 2008 B, 0.5% 5/7/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Clark County Hwy. Impt. Rev. Participating VRDN Series ROC II R 11391, 0.84% (Liquidity Facility Citibank NA) (b)(e)	3,695	3,695
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3366Z, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,085	6,085
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	5,150	5,150
Nevada Hwy. Impt. Rev. Bonds Series 2003, 5% 12/1/09	5,805	5,933
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2009 A, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	5,500	5,500
Series 2009 B, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Participating VRDN Series SGA 01 137, 0.5% (Liquidity Facility Societe Generale) (b)(e)	2,100	2,100
Series 2006 B, 0.75% 6/9/09, LOC Lloyds TSB Bank PLC, CP	2,000	2,000
		107,148
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.5%, LOC Bank of America NA, VRDN (b)	3,945	3,945
(New Hampshire Institute of Art Proj.) Series 2009, 4%, LOC RBS Citizens NA, VRDN (b)	9,000	9,000
(Univ. Sys. of New Hampshire Proj.) Series 2005 A2, 0.4%, VRDN (b)	4,700	4,700
		17,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 2.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 V3, 0.43%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	$ 8,240	$ 8,240
Series 2008 V5, 0.55%, LOC Wachovia Bank NA, VRDN (b)	11,800	11,800
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	157,200	157,521
		177,561
New Jersey/Pennsylvania - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)	10,000	10,000
New Mexico - 0.3%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.42%, LOC Barclays Bank PLC, VRDN (b)	5,860	5,860
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	6,200	6,200
Series 2008 B1, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	11,600	11,600
		23,660
New York - 9.2%
Hempstead Town Gen. Oblig. Bonds Series 2009 A, 2% 8/15/09	7,175	7,206
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.42%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	10,000	10,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	1,775	1,775
Nassau County Interim Fin. Auth. Series 2008 A, 0.19% (Liquidity Facility BNP Paribas SA), VRDN (b)	10,000	10,000
New York City Gen. Oblig.:
Bonds Series 2008 J1, 4% 8/1/09	5,765	5,808
Series 1993 A4, 0.42%, LOC Landesbank Baden-Wuert, VRDN (b)	14,205	14,205
Series 2003 C3, 0.39%, LOC BNP Paribas SA, VRDN (b)	8,050	8,050
Series 2003 C5, 0.35%, LOC Bank of New York, New York, VRDN (b)	5,150	5,150
Series 2004 H7, 0.45%, LOC KBC Bank NV, VRDN (b)	24,605	24,605
Series 2008 J10, 0.25% (Liquidity Facility BNP Paribas SA), VRDN (b)	41,020	41,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J6, 0.44%, LOC Landesbank Hessen-Thuringen, VRDN (b)	$ 24,935	$ 24,935
Series 2009 B3, 0.34% (Liquidity Facility TD Banknorth, NA), VRDN (b)	28,240	28,240
New York City Health & Hosp. Corp. Rev.:
Series 2008 B, 0.36%, LOC TD Banknorth, NA, VRDN (b)	10,870	10,870
Series 2008 C, 0.34%, LOC TD Banknorth, NA, VRDN (b)	9,300	9,300
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 3%, LOC RBS Citizens NA, VRDN (b)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.25%, LOC Fannie Mae, VRDN (b)	16,000	16,000
(Queenswood Apts. Proj.) Series 2001 A, 0.18%, LOC Freddie Mac, VRDN (b)	3,165	3,165
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 10381, 0.63% (Liquidity Facility Citibank NA) (b)(e)	6,105	6,105
Series 2001 F1, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	7,510	7,510
Series 2005 AA2, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	18,900	18,900
Series 2006 AA1, 0.36% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	14,000	14,000
Series 2008 B4, 0.36% (Liquidity Facility BNP Paribas SA), VRDN (b)	37,525	37,525
New York City Transitional Fin. Auth. Rev.:
Series 2003 1B, 0.23% (Liquidity Facility Societe Generale), VRDN (b)	5,500	5,500
Series 2003 1E, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	5,330	5,330
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R 12106, 0.62% (Liquidity Facility Citibank NA) (b)(e)	4,585	4,585
New York Dorm. Auth. Revs.:
Bonds (Mental Health Svcs. Facilities Proj.) Series 2009 A1, 1.5% 2/15/10	35,695	35,961
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.37%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	31,800	31,800
(Rockefeller Univ. Proj.) Series 2009 B, 0.21% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (b)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Proj.) Series 2008 C, 0.38%, LOC Bank of America NA, VRDN (b)	$ 67,475	$ 67,475
New York Hsg. Fin. Agcy. Rev. (88 Leonard Street Proj.) Series 2005 A, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,900	2,900
New York Local Govt. Assistance Corp. Series 1995 G, 0.32% (New York State Gen. Oblig. Guaranteed), LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	6,200	6,200
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B3, 0.25%, LOC Lloyds TSB Bank PLC, VRDN (b)	1,000	1,000
New York Metropolitan Trans. Auth. Rev. Series 2002 G1, 0.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	54,800	54,800
New York Urban Dev. Corp. Rev.:
Bonds Series 2009 A1, 2% 12/15/09	18,295	18,448
Series 2008 A1, 0.28%, LOC Wachovia Bank NA, VRDN (b)	20,000	20,000
Suffolk County Gen. Oblig. TAN Series 2009 I, 2% 8/13/09	75,000	75,259
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.37%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,000	4,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.28% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	54,555	54,555
		720,682
North Carolina - 3.6%
Board of Governors of the Univ. of North Carolina Series D, 0.55% 6/4/09 (Liquidity Facility Univ. of North Carolina at Chapel Hill Rev.), CP	6,650	6,650
Charlotte Gen. Oblig. Series 2007, 0.5% (Liquidity Facility KBC Bank NV), VRDN (b)	5,000	5,000
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.47% (Liquidity Facility Wachovia Bank NA), VRDN (b)	1,150	1,150
Series 2006 B, 0.47% (Liquidity Facility Wachovia Bank NA), VRDN (b)	24,200	24,200
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.5% (Liquidity Facility Bank of America NA), VRDN (b)	7,020	7,020
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.51%, LOC Branch Banking & Trust Co., VRDN (b)	7,175	7,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2004, 0.51%, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,285	$ 5,285
(High Point Univ. Rev.) Series 2006, 0.51%, LOC Branch Banking & Trust Co., VRDN (b)	9,885	9,885
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.65% (Liquidity Facility Citibank NA) (b)(e)	2,800	2,800
Series EGL 07 0015, 0.68% (Liquidity Facility Citibank NA) (b)(e)	10,890	10,890
Series Putters 3331, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Providence Day School Proj.) Series 1999, 0.5%, LOC Bank of America NA, VRDN (b)	9,940	9,940
(Queens College Proj.) Series 1999 B, 0.52%, LOC Bank of America NA, VRDN (b)	3,865	3,865
North Carolina Gen. Oblig.:
Series 2002 D, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,200	4,200
Series 2002 E, 0.46% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	21,085	21,085
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds Series 2007 A, 5% 5/1/09	2,370	2,370
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina) Series 2008 A1, 0.5%, LOC Bank of America NA, VRDN (b)	2,745	2,745
(Wake Forest Univ. Proj.) Series 2008 C, 0.5%, LOC Bank of America NA, VRDN (b)	5,820	5,820
North Carolina Med. Care Commission Hosp. Rev.:
(CaroMont Health Proj.):
Series 2003 A, 0.5%, LOC Bank of America NA, VRDN (b)	20,300	20,300
Series 2003 B, 0.5%, LOC Bank of America NA, VRDN (b)	19,600	19,600
Series 2007, 0.45%, LOC Wachovia Bank NA, VRDN (b)	4,160	4,160
Piedmont Triad Arpt. Auth. Series 2008 A, 0.5%, LOC Branch Banking & Trust Co., VRDN (b)	7,800	7,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	$ 6,900	$ 6,900
Series BBT 08 19, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	25,795	25,795
Series EGL 05 3014 Class A, 0.65% (Liquidity Facility Citibank NA) (b)(e)	7,700	7,700
Wake County Gen. Oblig.:
Bonds:
Series 2009 B, 5% 3/1/10	8,000	8,296
Series 2009 C, 4% 3/1/10	7,575	7,792
BAN Series 2008, 3.5% 10/15/09	34,600	34,880
Series 2007 A, 0.47% (Liquidity Facility Bank of America NA), VRDN (b)	1,100	1,100
Series 2007 B, 0.47% (Liquidity Facility Bank of America NA), VRDN (b)	3,000	3,000
		282,398
North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A2, 0.5% (Assured Guaranty Corp. Insured), VRDN (b)	7,000	7,000
Ohio - 3.4%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	12,700	12,700
Series B, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	4,900	4,900
American Muni. Pwr. Series 2008 A, 0.6% 6/5/09, LOC JPMorgan Chase Bank, CP	2,792	2,792
Avon Gen. Oblig. BAN 2.35% 5/14/09	1,925	1,925
Big Walnut Local School District BAN 2.5% 6/18/09	5,000	5,008
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.43%, LOC JPMorgan Chase Bank, VRDN (b)	3,395	3,395
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.) Series 2007 M, 0.36%, LOC JPMorgan Chase Bank, VRDN (b)	8,050	8,050
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.56%, LOC JPMorgan Chase Bank, VRDN (b)	7,910	7,910
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 0.43%, LOC JPMorgan Chase Bank, VRDN (b)	28,500	28,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	$ 3,800	$ 3,806
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.46% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	7,115	7,115
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 1.23%, VRDN (b)	4,300	4,300
(FirstEnergy Generation Corp. Proj.) Series 2008 A, 0.39%, LOC Barclays Bank PLC, VRDN (b)	37,060	37,060
Ohio Gen. Oblig.:
Bonds (Higher Ed. Cap. Facilities Proj.) Series 2002 II A, 5.5% 12/1/09	4,000	4,114
Participating VRDN:
Series BBT 3, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,745	5,745
Series Putters 02 306, 0.56% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	12,395	12,395
(Infrastructure Impt. Proj.) Series 2003 B, 0.38%, VRDN (b)	3,000	3,000
Ohio Higher Edl. Facility Commission Hosp. Rev.:
Series 2008 B5, 0.53% 6/15/09, CP	18,650	18,650
Series 2008 B6, 0.55% 9/3/09, CP	10,000	10,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 3.5%, LOC RBS Citizens NA, VRDN (b)	16,000	16,000
Series 2008 C, 0.39%, LOC Wells Fargo Bank NA, VRDN (b)	23,900	23,900
Series 2008 D, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	40,525	40,525
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.45%, LOC Barclays Bank PLC, VRDN (b)	6,585	6,585
		268,375
Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.52%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.5%, LOC KBC Bank NV, VRDN (b)	15,830	15,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.45%, LOC Bank of America NA, VRDN (b)	$ 16,950	$ 16,950
Univ. Hospitals Trust Rev. Series 2005 A, 0.5%, LOC Bank of America NA, VRDN (b)	10,250	10,250
		53,030
Oregon - 0.7%
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 0.53%, LOC Wells Fargo Bank NA, VRDN (b)	19,700	19,700
(PeaceHealth Proj.):
Series 2008 A, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)	27,510	27,510
Series 2008 D, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	7,000	7,000
		54,210
Pennsylvania - 3.7%
Allegheny County Series C58A, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	21,395	21,395
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 2.25%, LOC Citizens Bank of Pennsylvania, VRDN (b)	11,495	11,495
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,300	4,300
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.46%, LOC TD Banknorth, NA, VRDN (b)	8,500	8,500
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.47%, LOC Bank of America NA, VRDN (b)	6,000	6,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 3.47%, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,500	9,500
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,000	9,000
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2008, 0.3%, VRDN (b)	10,700	10,700
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.38%, VRDN (b)	1,235	1,235
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.45%, LOC Bank of America NA, VRDN (b)	$ 7,600	$ 7,600
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 0.9%, tender 7/1/09, LOC Wachovia Bank NA (b)	2,000	2,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.47%, LOC JPMorgan Chase Bank, VRDN (b)	12,875	12,875
Pennsylvania Gen. Oblig.:
Bonds Second Series 2005, 5.25% 1/1/10	1,200	1,236
Participating VRDN:
Series Putters 3250, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,825	2,825
Series ROC II R 11505, 0.64% (Liquidity Facility Citibank NA) (b)(e)	4,100	4,100
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.65%, LOC UniCredit SpA, VRDN (b)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,195	2,195
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,070	6,070
(King's College Proj.) Series 2001 H6, 0.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,525	3,525
(Marywood Univ. Proj.) Series 2005 A, 0.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,900	2,900
(St. Joseph's Univ. Proj.):
Series 2008 B, 3.2%, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,000	12,000
Series 2008 C, 0.43%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	550	550
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,900	6,900
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.53%, LOC Bank of America NA, VRDN (b)	28,925	28,925
Series 2008 B4, 0.5%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (b)	5,050	5,050
Philadelphia School District:
Series 2008 A1, 0.48%, LOC Bank of America NA, VRDN (b)	13,500	13,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District: - continued
Series 2008 A3, 0.5%, LOC Bank of America NA, VRDN (b)	$ 6,800	$ 6,800
Series 2008 C1, 0.46%, LOC TD Banknorth, NA, VRDN (b)	2,000	2,000
Series 2008 D1, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	13,000	13,000
Series 2008 D2, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,700	4,700
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 3.5%, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,400	12,400
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	29,300	29,300
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.46% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	8,100	8,100
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 3%, LOC RBS Citizens NA, VRDN (b)	3,900	3,900
		289,076
Rhode Island - 0.8%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	12,430	12,430
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.):
Series 2001 A, 0.25%, VRDN (b)	4,200	4,200
Series 2005 A, 0.2%, VRDN (b)	5,000	5,000
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.):
Series 2008 A, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	6,420	6,420
Series 2008 B, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	11,755	11,755
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.3%, LOC TD Banknorth, N.A., VRDN (b)	15,400	15,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.5%, LOC Bank of America NA, VRDN (b)	5,000	5,000
		60,205
South Carolina - 2.6%
Beaufort County School District BAN Series 2008 C, 2.5% 11/6/09	31,155	31,306
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B1, 0.45%, LOC Wachovia Bank NA, VRDN (b)	$ 15,475	$ 15,475
Charleston Wtrwks. & Swr. Rev. Series A, 0.5% (Liquidity Facility Bank of America NA), VRDN (b)	17,605	17,605
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.47%, LOC Wachovia Bank NA, VRDN (b)	15,300	15,300
Horry County School District Participating VRDN Series ROC II R 754 PB, 1.03% (Liquidity Facility Deutsche Postbank AG) (b)(e)	5,635	5,635
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 1.35%, VRDN (b)	18,700	18,700
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.63% (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.) Series 2009 A, 0.41%, LOC Branch Banking & Trust Co., VRDN (b)	4,585	4,585
(Palmetto Health Proj.):
Series 2008 A, 0.5%, LOC Bank of America NA, VRDN (b)	26,000	26,000
Series 2008 B, 0.5%, LOC Bank of America NA, VRDN (b)	16,450	16,450
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	4,595	4,595
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 0.55%, LOC Bank of America NA, VRDN (b)	5,100	5,100
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5% 1/1/10	1,000	1,028
Participating VRDN Series ROC II R 11426, 0.92% (Liquidity Facility Citibank NA) (b)(e)	10,600	10,600
0.5% 10/15/09, CP	2,000	2,000
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.55%, LOC Bank of America NA, VRDN (b)	7,950	7,950
Series 2003 B2, 0.47%, LOC Branch Banking & Trust Co., VRDN (b)	10,000	10,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.15% tender 5/1/09, CP mode	7,200	7,200
		203,644
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 2.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.5%, LOC Bank of America NA, VRDN (b)	$ 8,745	$ 8,745
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.5%, LOC Bank of America NA, VRDN (b)	3,905	3,905
Series 2003, 0.45%, LOC Bank of America NA, VRDN (b)	2,500	2,500
Series 2005, 0.45%, LOC Bank of America NA, VRDN (b)	8,115	8,115
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.52%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Series 2008 B, 0.53%, LOC Landesbank Baden-Wuert, VRDN (b)	4,800	4,800
Memphis Gen. Oblig. BAN 2% 5/18/10 (a)	12,200	12,378
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.5%, LOC Bank of America NA, VRDN (b)	15,300	15,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.5%, LOC Bank of America NA, VRDN (b)	6,900	6,900
Series 2002, 0.45%, LOC Bank of America NA, VRDN (b)	5,230	5,230
Series 2004, 0.45%, LOC Bank of America NA, VRDN (b)	9,040	9,040
Series 2006, 0.45%, LOC Bank of America NA, VRDN (b)	5,365	5,365
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	20,000	20,000
Shelby County Gen. Oblig. Series 2004 B, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	54,385	54,385
		160,963
Texas - 11.4%
Austin Util. Sys. Rev. Series A:
0.58% 6/9/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,139	8,139
0.6% 5/7/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,587	8,587
0.75% 6/5/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.78% 6/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,730	7,730
Bastrop Independent School District Participating VRDN Series ROC II R 492, 0.64% (Liquidity Facility Citibank NA) (b)(e)	6,110	6,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.58% (Liquidity Facility Deutsche Bank AG) (b)(e)	$ 5,252	$ 5,252
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 07 0020, 0.97% (Liquidity Facility Citibank NA) (b)(e)	19,800	19,800
Series ROC II R 11716, 0.64% (Liquidity Facility Citibank NA) (b)(e)	8,285	8,285
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	12,200	12,200
El Paso Gen. Oblig. Participating VRDN Series BA 08 1057, 0.93% (Liquidity Facility Bank of America NA) (b)(e)	6,430	6,430
El Paso Independent School District Bonds Series 2008 A, 4% 2/15/10 (Permanent School Fund of Texas Guaranteed)	6,365	6,536
Fort Worth Independent School District Bonds Series 2009, 3% 2/15/10 (a)	7,100	7,224
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	8,635	8,635
Granbury Independent School District Participating VRDN Series SG 129, 0.63% (Liquidity Facility Societe Generale) (b)(e)	4,815	4,815
Harris County Ind. Dev. Corp. Series 1998, 0.48%, LOC Royal Bank of Canada, VRDN (b)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.48%, LOC Wachovia Bank NA, VRDN (b)	10,000	10,000
Series 2008 D3, 0.33%, LOC Compass Bank, VRDN (b)	7,250	7,250
(YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
Series 2008 D, 0.5%, LOC Compass Bank, VRDN (b)	25,000	25,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	6,300	6,300
Series 2008 B1, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	5,100	5,100
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.64% (Liquidity Facility Citibank NA) (b)(e)	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.48%, LOC Compass Bank, VRDN (b)	$ 32,600	$ 32,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) Series 2004 C, 0.53%, LOC KBC Bank NV, VRDN (b)	13,000	13,000
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.83% (Liquidity Facility Citibank NA) (b)(e)	2,915	2,915
Series A, 0.6% 8/13/09, LOC Bank of New York, New York, CP	3,400	3,400
Series E1, 0.45% 6/2/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	41,600	41,600
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series SG 139, 0.64% (Liquidity Facility Societe Generale) (b)(e)	3,100	3,100
(Rice Univ. Proj.) Series 2008 B, 0.45%, VRDN (b)	7,000	7,000
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 2493, 0.88% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,525	2,525
Series 2008 A1, 0.5%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Irving Independent School District Participating VRDN Series PT 3954, 0.58% (Liquidity Facility Wells Fargo & Co.) (b)(e)	8,900	8,900
Keller Independent School District Participating VRDN Series Putters 2616, 0.58% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,325	5,325
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.58% (Liquidity Facility Deutsche Bank AG) (b)(e)	3,230	3,230
Lewisville Independent School District Participating VRDN Series SGA 134, 0.48% (Liquidity Facility Societe Generale) (b)(e)	1,290	1,290
Lower Colorado River Auth. Rev. Series A, 0.7% 5/18/09 (Liquidity Facility JPMorgan Chase Bank), CP	3,200	3,200
Mesquite Independent School District Participating VRDN Series Putters 1032, 0.58% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	6,840	6,840
Plano Independent School District Participating VRDN Series SGA 128, 0.48% (Liquidity Facility Societe Generale) (b)(e)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.74% (Liquidity Facility Societe Generale) (b)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 0.55%, VRDN (b)	5,400	5,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.58% (Liquidity Facility Deutsche Bank AG) (b)(e)	$ 8,325	$ 8,325
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2008 A, 5.5% 2/1/10	3,000	3,106
Participating VRDN:
Series BBT 08 26, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,370	5,370
Series SG 104, 0.64% (Liquidity Facility Societe Generale) (b)(e)	5,490	5,490
Series SG 105, 0.64% (Liquidity Facility Societe Generale) (b)(e)	29,400	29,400
Series 2003, 0.55% (Liquidity Facility Bank of America NA), VRDN (b)	12,600	12,600
Series A, 0.75% 7/9/09, CP	20,000	20,000
San Antonio Gen. Oblig. Bonds Series 2008, 4% 8/1/09	2,290	2,306
San Antonio Indl. Dev. Auth. Rev. Participating VRDN Series ROC II R 10333, 0.64% (Liquidity Facility Citibank NA) (b)(e)	5,905	5,905
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5 Class A, 0.83% (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Series 2001 A, 0.45% 7/7/09, CP	6,684	6,684
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.38%, LOC Compass Bank, VRDN (b)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.42%, VRDN (b)	9,900	9,900
Texas Gen. Oblig.:
Participating VRDN Series SG 152, 0.55% (Liquidity Facility Societe Generale) (b)(e)	9,970	9,970
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.45%, VRDN (b)	4,005	4,005
TRAN Series 2008, 3% 8/28/09	253,000	254,133
Texas Pub. Fin. Auth. Series 2002 A, 0.6% 8/13/09 (Liquidity Facility Texas Gen. Oblig.), CP	9,900	9,900
Texas Pub. Fin. Auth. Rev. Series 2003, 0.6% 8/6/09, CP	23,000	23,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.38%, LOC Bank of Scotland PLC, VRDN (b)	4,230	4,230
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,350	5,350
Series 2002 A, 0.55% 8/27/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2008 B, 0.2% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	$ 50,000	$ 50,000
Univ. of Texas Permanent Univ. Fund Rev.:
Participating VRDN Series BBT 08 59, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,000	6,000
Series 2008 A, 0.25%, VRDN (b)	5,000	5,000
Upper Trinity Reg'l. Wtr. District Series A, 0.6% 6/9/09, LOC Bank of America NA, CP	3,800	3,800
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.6%, LOC Compass Bank, VRDN (b)	4,780	4,780
		886,602
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B2, 0.6% 6/9/09 (Liquidity Facility Bank of Nova Scotia), CP	10,300	10,300
Series 1997 B3:
0.75% 6/5/09 (Liquidity Facility Bank of Nova Scotia), CP	7,000	7,000
0.75% 6/5/09 (Liquidity Facility Bank of Nova Scotia), CP	9,100	9,100
0.75% 6/11/09 (Liquidity Facility Bank of Nova Scotia), CP	7,000	7,000
Utah Gen. Oblig. Bonds Series 2003 A, 4.5% 7/1/09	5,500	5,522
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,755	5,755
		44,677
Virginia - 1.6%
Albemarle County Indl. Dev. Auth. Health Srv 0.52%, LOC Wachovia Bank NA, VRDN (b)	6,995	6,995
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2009 B1, 0.55%, tender 3/8/10 (b)	33,500	33,500
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.51%, LOC Branch Banking & Trust Co., VRDN (b)	4,250	4,250
Hanover County Eda Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	6,665	6,665
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.32%, VRDN (b)	4,700	4,700
Series 2003 B, 0.32%, VRDN (b)	24,100	24,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. (Sentara Healthcare Proj.) Series 2009 C, 0.27%, VRDN (b)	$ 5,500	$ 5,500
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.5%, LOC Bank of America NA, VRDN (b)	9,600	9,600
Univ. of Virginia Gen. Rev.:
Participating VRDN Series BBT 08 30, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	7,570	7,570
Series 2003 A, 0.55% 5/7/09, CP	7,000	7,000
Virginia Gen. Oblig. Bonds Series 2005 A, 4% 6/1/09	5,055	5,063
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.78% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,600	6,600
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,955	3,955
Series Putters 3036, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000	2,000
		127,498
Washington - 1.4%
King County Gen. Oblig. Participating VRDN Series Putters 2541, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,845	2,845
King County Swr. Rev. Series A, 0.6% 6/24/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	6,300	6,300
Port of Seattle Gen. Oblig. Series 2002 A2, 0.7% 7/9/09, LOC Bayerische Landesbank Girozentrale, CP	18,760	18,760
Port of Seattle Rev. Series 2001 A1, 0.65% 5/8/09, LOC Bank of America NA, CP	13,935	13,935
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds Series 2008 A, 3.75% 8/5/09	9,000	9,034
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)	6,715	6,715
Washington Gen. Oblig.:
Participating VRDN:
Series BA 08 1121, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	6,665	6,665
Series ROC II R 759 PB, 1.03% (Liquidity Facility Deutsche Postbank AG) (b)(e)	15,950	15,950
Series VR 96 A, 0.17% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,300	3,300
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.5%, LOC Bank of America NA, VRDN (b)	12,475	12,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(PeaceHealth Proj.) Series 2008 B, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	$ 4,000	$ 4,000
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.6%, LOC Bank of America NA, VRDN (b)	6,975	6,975
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.55%, LOC Bank of America NA, VRDN (b)	1,700	1,700
		108,654
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.43%, LOC Royal Bank of Scotland PLC, VRDN (b)	6,665	6,665
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 C, 0.45%, LOC Bank of America NA, VRDN (b)	2,500	2,500
Series 2008 D, 0.55%, LOC Bank of America NA, VRDN (b)	5,000	5,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.4%, LOC Branch Banking & Trust Co., VRDN (b)	6,000	6,000
		20,165
Wisconsin - 1.7%
Milwaukee Gen. Oblig. RAN Series 2008 M10, 3% 9/3/09	21,300	21,400
Pleasant Prairie Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 0.48%, LOC Wells Fargo Bank NA, VRDN (b)	9,100	9,100
Sun Prairie Area School District BAN 2% 3/1/10	19,450	19,646
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.45%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,600	5,600
Wisconsin Gen. Oblig. Participating VRDN Series BBT 08 47, 0.51% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,400	6,400
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Series A, 0.65% tender 7/7/09, LOC U.S. Bank NA, Minnesota, CP mode	10,000	10,000
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.45%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	17,745	17,745
(Lutheran College Proj.) 0.52%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,000	15,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Participating VRDN:
Series MS 06 1864, 0.58% (Liquidity Facility Rabobank Nederland) (b)(e)(f)	$ 7,548	$ 7,548
Series Putters 299, 0.56% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	895	895
Series 2006 A, 0.58% 6/26/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,000	13,000
		136,234
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	2,730	2,730
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	3,200	3,200
		5,930
	Shares
Other - 1.8%
Fidelity Tax-Free Cash Central Fund, 0.46% (c)(d)	139,326,000	139,326
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $7,712,084)		7,712,084
NET OTHER ASSETS - 1.0%		80,621
NET ASSETS - 100%		$ 7,792,705
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,228,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 0.51% (Liquidity Facility Wells Fargo & Co.)	12/26/07 - 1/25/08	$ 26,680
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 0.58% (Liquidity Facility Rabobank Nederland)	11/18/08	$ 7,548
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 288
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,712,084	$ -	$ 7,712,084	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,572,758)	$ 7,572,758
Fidelity Central Funds (cost $139,326)	139,326
Total Investments (cost $7,712,084)		$ 7,712,084
Cash		3,016
Receivable for investments sold		34,501
Receivable for fund shares sold		146,022
Interest receivable		20,367
Distributions receivable from Fidelity Central Funds		39
Prepaid expenses		1,245
Receivable from investment adviser for expense reductions		147
Other affiliated receivables		202
Other receivables		30
Total assets		7,917,653

Liabilities
Payable for investments purchased Regular delivery	$ 9,955
Delayed delivery	19,638
Payable for fund shares redeemed	90,473
Distributions payable	13
Accrued management fee	1,647
Distribution fees payable	387
Other affiliated payables	2,786
Other payables and accrued expenses	49
Total liabilities		124,948

Net Assets		$ 7,792,705
Net Assets consist of:
Paid in capital		$ 7,792,343
Undistributed net investment income		2
Accumulated undistributed net realized gain (loss) on investments		360
Net Assets		$ 7,792,705

Daily Money Class: Net Asset Value, offering price and redemption price per share ($703,147 ÷ 702,510 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($562,639 ÷ 562,147 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($6,526,919 ÷ 6,524,076 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)

Investment Income
Interest		$ 31,539
Income from Fidelity Central Funds		288
Total income		31,827

Expenses
Management fee	$ 10,165
Transfer agent fees	8,140
Distribution fees	2,532
Accounting fees and expenses	337
Custodian fees and expenses	62
Independent trustees' compensation	16
Registration fees	367
Audit	30
Legal	15
Money Market Guarantee Program fee	1,719
Miscellaneous	40
Total expenses before reductions	23,423
Expense reductions	(2,225)	21,198
Net investment income		10,629
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		292
Net increase in net assets resulting from operations		$ 10,921

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,629	$ 148,134
Net realized gain (loss)	292	1,657
Net increase in net assets resulting from operations	10,921	149,791
Distributions to shareholders from net investment income	(10,627)	(148,140)
Distributions to shareholders from net realized gain	-	(61)
Total distributions	(10,627)	(148,201)
Share transactions - net increase (decrease)	(573,425)	2,616,032
Total increase (decrease) in net assets	(573,131)	2,617,622

Net Assets
Beginning of period	8,365,836	5,748,214
End of period (including undistributed net investment income of $2 and $0, respectively)	$ 7,792,705	$ 8,365,836

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.019	.030	.027	.016	.005
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.019	.030	.027	.016	.005
Distributions from net investment income	(.001)	(.019)	(.030)	(.027)	(.016)	(.005)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	(.001)	(.019)	(.030)	(.027)	(.016)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.05%	1.87%	3.07%	2.72%	1.58%	.47%
Ratios to Average Net Assets D, E
Expenses before reductions	.77% A	.73%	.73%	.73%	.74%	.74%
Expenses net of fee waivers, if any	.69% A	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.69% A	.61%	.54%	.54%	.61%	.69%
Net investment income	.10% A	1.81%	3.03%	2.70%	1.60%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 703	$ 922	$ 895	$ 617	$ 575	$ 625

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.016	.028	.024	.013	.002
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	-	.016	.028	.024	.013	.002
Distributions from net investment income	- F	(.016)	(.028)	(.024)	(.013)	(.002)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	-	(.016)	(.028)	(.024)	(.013)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.02%	1.62%	2.81%	2.46%	1.33%	.23%
Ratios to Average Net Assets D, E
Expenses before reductions	1.02% A	.98%	.98%	.98%	.99%	.99%
Expenses net of fee waivers, if any	.76% A	.95%	.95%	.95%	.95%	.94%
Expenses net of all reductions	.76% A	.86%	.82%	.79%	.86%	.93%
Net investment income	.03% A	1.56%	2.74%	2.45%	1.35%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 563	$ 660	$ 508	$ 519	$ 524	$ 504

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.021	.033	.029	.018	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.021	.033	.029	.018	.007
Distributions from net investment income	(.001)	(.021)	(.033)	(.029)	(.018)	(.007)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	(.001)	(.021)	(.033)	(.029)	(.018)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.15%	2.13%	3.32%	2.97%	1.84%	.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.52% A	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.49% A	.36%	.29%	.29%	.36%	.44%
Net investment income	.30% A	2.06%	3.28%	2.95%	1.85%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 6,527	$ 6,784	$ 4,346	$ 2,661	$ 1,856	$ 1,049

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of April 30, 2009 for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the

Semiannual Report

3. Significant Accounting Policies - continued

Expenses - continued

Fund. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 7,712,084

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	-%	.25%	$ 1,002	$ 271
Capital Reserves Class	.25%	.25%	1,530	652
			$ 2,532	$ 923

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. For the period, FDC retained $14 from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Daily Money Class	$ 803
Capital Reserves Class	613
Fidelity Tax-Free Money Market Fund	6,724
$ 8,140

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Daily Money Class	.70%	$ 108
Capital Reserves Class	.95%	88
Fidelity Tax-Free Money Market Fund	.45%	842
		$ 1,038

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Tax-Exempt
Daily Money Class	$ 198
Capital Reserves Class	699

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $46 and $121, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Daily Money Class	$ 12
Capital Reserves Class	9
Fidelity Tax-Free Money Market Fund	102
Total	$ 123

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Daily Money Class	$ 457	$ 18,517
Capital Reserves Class	118	9,361
Fidelity Tax-Free Money Market Fund	10,052	120,262
Total	$ 10,627	$ 148,140
From net realized gain
Daily Money Class	$ -	$ 9
Capital Reserves Class	-	5
Fidelity Tax-Free Money Market Fund	-	47
Total	$ -	$ 61

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
Daily Money Class Shares sold	1,204,874	4,722,950
Reinvestment of distributions	431	17,544
Shares redeemed	(1,424,073)	(4,713,557)
Net increase (decrease)	(218,768)	26,937
Capital Reserves Class Shares sold	941,164	2,765,940
Reinvestment of distributions	113	9,134
Shares redeemed	(1,038,641)	(2,622,724)
Net increase (decrease)	(97,364)	152,350
Fidelity Tax-Free Money Market Fund Shares sold	12,657,642	30,749,743
Reinvestment of distributions	9,898	118,196
Shares redeemed	(12,924,833)	(28,431,194)
Net increase (decrease)	(257,293)	2,436,745

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the market volatility. As a result, Tax-Exempt Fund's cash position may be significant during the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

TFM-USAN-0609
1.784918.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 19, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 19, 2009